UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06652

Julius Baer Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 297-3600

Date of fiscal year end:	October 31

Date of reporting period:	January 31

Item 1. Schedule of Investments

JULIUS BAER GLOBAL EQUITY FUND INC.

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—88.9%
United States—35.4%
3,980	3M Co (2)	317,007
8,940	Abbott Laboratories	502,249
7,310	Adobe Systems *	255,338
21,250	Aecom Technology *	521,900
21,470	Alpha Natural Resources *	717,527
6,990	Altria Group	529,143
4,200	American Express	206,346
8,790	Anheuser-Busch Co	408,735
3,003	Apple Inc *	406,486
14,420	Aqua America (2)	287,102
11,470	Archer-Daniels-Midland Co	504,451
10,600	AT&T Inc	407,994
12,240	Bank of America	540,396
13,130	BE Aerospace *	506,949
8,220	Boeing Co	683,740
11,890	Bristol-Myers Squibb	273,708
6,800	Burlington Northern Santa Fe	588,608
6,905	Carrizo Oil & Gas *	336,135
6,448	Celgene Corp *	361,797
43,887	Century Casinos *	206,708
14,218	Cheesecake Factory (2) *	310,663
4,050	Clear Channel Outdoor - Class A (2) *	90,032
6,650	Coca-Cola Co	392,350
23,020	Colonial BancGroup (2)	359,803
5,730	Consol Energy	417,602
5,510	Constellation Energy Group	516,452
6,883	CR Bard (2)	663,039
3,540	Devon Energy	301,077
8,420	Dominion Resources	362,060
12,510	EMC Corp *	198,033
3,960	Emerson Electric	201,089
6,700	Exelon Corp	509,870
6,420	FirstEnergy Corp	457,232
9,890	Freeport-McMoRan Copper & Gold - Class B	878,430
6,683	Genentech Inc *	468,879
5,700	General Mills	310,764
1,530	Goldman Sachs	305,312
864	Google Inc - Class A *	487,555
11,670	Guess? Inc (2)	435,408
4,910	Harman International Industries	228,070
4,970	Hess Corp	450,431
11,068	Hewlett-Packard	483,893
7,440	Holly Corp	360,245
24,420	Intel Corp	517,704
2,500	IntercontinentalExchange Inc *	347,975
6,490	JM Smucker	303,602
7,850	Johnson & Johnson	495,649
8,690	Kellogg Co	415,382
12,950	Kraft Foods - Class A	379,047
1,650	Lamar Advertising - Class A (2)	71,148

1

8,200	Lehman Brothers Holdings	525,374
14,766	Macqarie Infrastructure	488,164
8,148	Medco Health Solutions *	407,563
4,810	Merck & Co	221,982
6,750	Merrill Lynch	380,025
20,870	Microsoft Corp	680,362
2,580	Monsanto Co	288,728
5,970	Morgan Stanley	294,978
3,180	Mosaic Co *	288,617
8,780	Newmont Mining	476,666
8,302	NII Holdings *	354,163
16,817	Nordstrom Inc (2)	653,340
4,710	Nymex Holdings (2)	536,422
12,510	Peabody Energy	673,789
21,120	Pfizer Inc	493,152
5,500	Polo Ralph Lauren	333,080
7,638	Procter & Gamble	500,747
13,380	QUALCOMM Inc	567,580
5,020	Smith International	271,482
12,360	Sotheby’s - Class A	384,025
3,596	Stericycle Inc *	213,099
2,000	Sunpower Corp - Class A (2) *	138,180
8,010	T Rowe Price	405,226
4,230	Terex Corp *	247,878
8,890	Tiffany & Co	353,733
5,403	Ultra Petroleum *	372,213
11,670	United Natural Foods (2) *	279,847
2,855	United Technologies	209,329
11,700	URS Corp *	513,630
4,990	Valero Energy	294,759
9,910	Verizon Communications	384,211
3,990	Vulcan Materials (2)	312,377
10,390	Walt Disney	310,038
5,616	Weight Watchers International	238,680
22,130	Wells Fargo	750,871
10,375	Whole Foods Market (2)	409,190
4,010	Wynn Resorts (2)	461,070
6,000	Yum! Brands	204,960
10,690	Zimmer Holdings *	834,996
		36,035,641
France—6.6%
1,573	Aeroports de Paris (1)	175,583
2,146	Air Liquide (1)	297,688
491	Alstom (1)	98,733
2,560	BNP Paribas (1)	252,056
2,458	Bouygues SA (1)	188,590
830	Bureau Veritas (1) *	40,487
1,792	Compagnie de Saint-Gobain (1)	139,730
1,930	Credit Agricole (1)	59,196
739	EDF Energies Nouvelles (1)	48,716
7,144	Electricite de France (1)	740,562
302	Eurazeo (1)	31,937
5,702	France Telecom (1)	200,563
2,462	JC Decaux (1) (2)	79,981
3,507	Lafarge SA	547,493

2

6,821	LVMH Moet Hennessy Louis Vuitton (1)	698,951
1,020	M6-Metropole Television (1)	25,106
1,646	Neuf Cegetel	84,688
847	Nexity (1)	38,511
2,574	Pernod-Ricard SA (1)	273,379
746	PPR (1)	105,014
970	Remy Cointreau (1)	58,334
4,440	Sanofi-Aventis SA (1)	360,112
1,140	Societe Generale (1)	140,863
4,080	Societe Television Francaise 1 (1)	102,815
960	Sodexho (1)	51,889
7,326	Suez SA (1)	446,143
13,014	Total SA (1)	940,103
1,411	Veolia Environnement (1)	115,310
3,994	Vinci SA (1)	271,273
1,180	Vivendi (1)	47,290
370	Wendel (1)	37,198
		6,698,294
United Kingdom—4.6%
5,624	AMEC PLC (1)	77,115
6,251	Anglo American	341,742
4,200	BAE Systems (1)	39,118
15,530	Barclays PLC (1)	146,373
6,754	BHP Billiton (1)	200,132
55,197	BP PLC (1)	585,347
9,870	BT Group (1)	51,262
5,707	Burberry Group (1)	49,671
9,320	Cadbury Schweppes (1)	102,847
8,991	Compass Group (1)	56,893
36,262	Diageo PLC (1)	729,341
8,065	GlaxoSmithKline PLC (1)	190,304
4,360	HBOS PLC	60,197
2,911	Intertek Group (1)	51,006
1,870	Lloyds TSB (1)	16,460
1,713	Peter Hambro Mining (1) *	45,030
4,970	Reckitt Benckiser (1)	260,089
17,174	Rolls-Royce Group (1) *	162,167
32,740	Royal Bank of Scotland (1)	250,050
4,646	Scottish & Newcastle	72,551
14,868	Smith & Nephew (1)	202,714
32,167	Tesco PLC (1)	268,304
200,249	Vodafone Group (1)	702,590
		4,661,303
Germany—4.1%
330	Allianz SE (1)	59,187
3,220	Bayer AG (1)	263,805
11,103	Commerzbank AG (1)	337,696
420	Continental AG (1)	43,435
2,521	Daimler AG (1)	196,403
1,336	Deutsche Boerse (1)	235,038
2,569	Deutsche Post - Registered (1)	83,142
880	Deutsche Postbank (1)	73,274
2,180	Deutsche Telekom - Registered (1)	44,358
3,378	E.ON AG (1)	618,485
12,758	Fraport AG (1)	961,814

3

1,753	Fresenius Medical Care (1)	89,629
3,606	Fresenius SE (1)	285,383
1,230	Hamburger Hafen und Logistik (1) *	92,031
1,767	Henkel KGaA (1)	73,875
423	Merck KGaA (1)	52,151
2,380	Premiere AG (1) *	52,610
547	Rheinmetall AG (1)	39,023
5,184	Rhoen-Klinikum AG (1)	138,665
2,964	Siemens AG - Registered (1) (2)	382,482
		4,122,486
Japan—4.0%
340	Acom Co (1)	8,543
330	Aiful Corp (1)	6,700
1,599	Aisin Seiki (1)	64,724
9,520	Bank of Yokohama (1)	62,281
3,567	Canon Inc (1)	153,985
5	Central Japan Railway (1)	46,270
4,625	Chiba Bank (1)	34,363
445	Credit Saison (1)	13,189
1,882	Daikin Industries (1)	84,617
2,591	Denso Corp (1)	93,704
9	East Japan Railway (1)	74,356
668	Eisai Co (1)	27,490
660	Fanuc Ltd (1)	58,099
16	Fuji Television Network (1)	25,247
3,780	Honda Motor (1)	119,283
952	Ibiden Co (1)	61,598
4,439	ITOCHU Corp (1)	40,728
30	Japan Tobacco (1)	159,814
780	JFE Holdings (1)	36,103
1,440	JSR Corp (1)	33,455
9	KDDI Corp (1)	60,868
2,460	Komatsu Ltd (1)	59,394
2,575	Makita Corp (1)	95,669
3,751	Matsushita Electric Industrial (1)	80,187
2,150	Mitsubishi Corp (1)	56,365
5,425	Mitsubishi Electric (1)	50,574
13,538	Mitsubishi UFJ Financial (1)	134,110
2,680	Mitsui & Co (1)	55,173
1,874	Mitsui Fudosan (1)	42,963
11	Mizuho Financial (1)	52,145
494	Nintendo Co (1)	246,998
4,974	Nippon Electric Glass (1)	74,261
7	Nippon Telegraph & Telephone (1)	33,506
3,120	Nissan Motor (1)	29,950
1,680	Nitto Denko (1)	82,163
1,948	Nomura Holdings (1)	28,567
4,655	NSK Ltd (1)	40,590
46	NTT DoCoMo (1)	72,390
490	Olympus Corp (1)	16,429
437	Promise Co (1)	14,377
2,386	Sharp Corp (1)	41,197
920	Shin-Etsu Chemical (1)	48,464
2,980	Shizuoka Bank (1)	32,713
1,960	Sony Corp (1)	93,733

4

1,270	Stanley Electric (1)	25,656
4,870	Sumitomo Chemical (1)	34,443
1,898	Sumitomo Corp (1)	26,235
3,749	Sumitomo Heavy Industries (1)	30,968
6,563	Sumitomo Metal Industries (1)	30,995
12	Sumitomo Mitsui Financial (1)	94,848
4,936	Sumitomo Trust & Banking (1)	31,371
2,570	Suruga Bank (1)	30,559
7,833	Suzuki Motor (1)	197,367
476	Takeda Pharmaceutical (1)	28,913
4,785	Toray Industries (1)	32,412
11,238	Toyota Motor (1)	611,608
1,205	Yamada Denki (1)	128,740
2,092	Yamaha Motor (1)	47,311
		4,098,761
Australia—3.1%
22,705	BHP Billiton (1)	759,186
980	Crown Ltd *	10,197
134,612	Macquarie Airports (1)	474,003
19,137	Newcrest Mining	596,530
8,388	Rio Tinto (1) (2)	923,796
3,900	Rio Tinto (1)	389,140
		3,152,852
Hungary—3.0%
98,487	Magyar Telekom Telecommunications (1)	477,309
447	MOL Hungarian Oil and Gas (1)	60,006
53,586	OTP Bank (1)	2,299,900
1,098	Richter Gedeon (1)	243,757
		3,080,972
Russia—3.0%
14,247	AvtoVAZ Sponsored GDR	126,427
3,380	Cherepovets MK Severstal Sponsored GDR †	70,473
1,370	Evraz Group Sponsored GDR †	99,851
19,224	Gazprom OAO Sponsored ADR	916,977
1,747,416	HydroOGK OJSC * (3)	152,025
720	Mechel Sponsored ADR (2)	66,600
306	MMC Norilsk Nickel	72,675
1,068	MMC Norilsk Nickel Sponsored ADR (2)	260,458
21,156	NovaTek OAO	139,630
31	NovaTek OAO Sponsored GDR †	2,046
1,183	NovaTek OAO Sponsored GDR - Registered Shares (1)	78,501
270	Open Investments *	69,390
4,683	Pharmstandard Sponsored GDR * †	107,943
2,242	Polyus Gold Sponsored ADR	114,342
15,866	Rosneft Oil Sponsored GDR (1) *	113,136
91,126	Sberbank	328,054
6,961	Sistema-Hals GDR * †	59,377
3,720	Uralkali *	25,668
780	Uralkali Sponsored GDR * †	26,910
1,700	Uralsvyazinform Sponsored ADR	16,150
1	VolgaTelecom Sponsored ADR	9
10,849	VTB Bank Sponsored GDR * †	86,792
84	Wimm-Bill-Dann Foods Sponsored ADR	9,744
3,260	X 5 Retail Sponsored GDR - Registered (1) *	104,918
		3,048,096

5

Switzerland—3.0%
6,130	ABB Ltd (1)	152,838
1,372	BKW FMB Energie	171,927
7,525	Compagnie Financiere Richemont (Unit) (1)	428,862
1,912	Credit Suisse - Registered (1)	107,981
420	Flughafen Zuerich - Registered (1)	148,372
3,585	Holcim Ltd	345,773
869	Nestle SA - Registered	387,024
120	Nobel Biocare Holding (1)	29,605
2,338	Roche Holding	422,112
95	SGS SA (1)	123,025
370	Swatch Group (1)	99,229
580	Synthes Inc (1)	73,852
4,540	UBS AG - Registered (1)	187,220
4,350	Xstrata PLC (1)	332,452
		3,010,272
Poland—2.9%
694	Bank BPH (1)	27,370
5,850	Bank Handlowy w Warszawie (1)	218,856
20,301	Bank Millenium (1)	66,449
10,536	Bank Pekao (1)	845,721
3,070	Bank Zachodni WBK (1)	238,696
320	BRE Bank (1) *	49,262
1,943	Budimex SA (1) *	69,370
350	ING Bank Slaski (1)	87,503
508	Opoczno SA (1) *	8,237
37,561	PKO Bank Polski (1)	700,672
20,837	Polski Koncern Miesny Duda (1) *	54,479
57,630	Polskie Gornictwo Naftowe I Gazownictwo (1)	104,997
47,005	Telekomunikacja Polska (1)	448,001
		2,919,613
Canada—1.9%
3,020	Cameco Corp	101,845
2,760	Eldorado Gold *	18,068
2,390	Imperial Oil	117,011
27,227	Ivanhoe Mines *	266,005
2,510	OPTI Canada *	41,203
4,067	Potash Corp of Saskatchewan	572,131
1,980	Research In Motion *	185,882
4,960	Suncor Energy	464,416
3,910	Talisman Energy	61,508
16,030	UTS Energy *	84,586
		1,912,655
Austria—1.7%
5,312	Erste Bank der Oesterreichischen Sparkassen (1)	287,721
626	Flughafen Wien	69,449
14,164	Immoeast AG (1) *	124,414
1,530	Oesterreichische Elektrizitaetswirtschafts - Class A (1)	100,694
6,983	OMV AG (1)	499,914
2,845	Raiffeisen International Bank (1)	361,665
372	Telekom Austria	10,338
2,643	Vienna Insurance (1)	202,773
2,030	Wienerberger AG (1)	93,580
		1,750,548

6

Czech Republic—1.6%
8,077	Komercni Banka (1)	1,677,472

Finland—1.6%
12,474	Fortum Oyj (1)	502,429
4,112	Kemira Oyj (1)	57,013
1,297	Kesko Oyj - Class B (1)	66,044
620	Metso Oyj (1)	28,995
16,128	Nokia Oyj (1)	590,716
5,467	Orion Oyj - Class B (1)	122,418
1,600	Outotec Oyj (1)	77,243
2,730	Pohjola Bank - Class A	48,747
4,004	Ramirent Oyj (1)	62,019
3,505	YIT Oyj (1)	73,725
		1,629,349
Italy—1.2%
1,750	Autogrill SpA (1)	29,572
12,830	Banca Popolare di Milano Scarl (1)	161,823
7,711	Buzzi Unicem (1)	184,538
8,146	Credito Emiliano (1)	103,073
32,110	Intesa Sanpaolo (1)	219,640
2,642	Italcementi SpA (1)	52,657
3,970	Mediobanca SpA (1)	75,248
19,800	Telecom Italia (1)	59,703
37,051	UniCredito SpA (1)	271,700
2,360	Unione di Banche Italiane (1)	58,699
		1,216,653
Hong Kong—1.1%
46,797	China Merchants Holdings International (1)	227,568
5,117	China Mobile (1)	75,574
16,000	Clear Media (1) *	13,630
64,630	Emperor Entertainment Hotel (1)	13,841
27,978	Galaxy Entertainment (1) *	21,183
108,190	GOME Electrical Appliances	243,662
10,929	Hutchison Telecommunications International (1)	15,340
50,200	Melco International Development (1)	70,473
6,970	Melco PBL Entertainment Sponsored ADR (2) *	84,337
207,439	Shun Tak (1)	291,320
48,540	Texwinca Holdings (1)	37,152
		1,094,080
Norway—0.9%
3,670	Aker Kvaerner (1)	68,119
14,713	DnB NOR (1)	191,015
11,842	Norsk Hydro (1)	141,080
12,603	StatoiHydro ASA (1)	327,644
3,155	Telenor ASA (1) *	64,911
3,430	Yara International (1)	164,895
		957,664
Spain—0.9%
170	Acciona SA (1)	43,099
7,180	Banco Bilbao Vizcaya Argentaria (1)	150,820
953	Gamesa Corporacion Tecnologica (1)	36,168
10,840	Iberdrola Renovables *	86,989
16,610	Iberdrola SA (1)	252,908
589	Inditex SA (1)	29,446
11,838	Telefonica SA (1)	345,219
		944,649

7

Mexico—0.9%
49,917	America Movil SAB de CV - Class L	150,117
4,705	Controladora Comercial Mexicana (Unit)	11,740
28,730	Corporacion Moctezuma	61,601
6,697	Fomento Economico Mexicano Sponsored ADR	240,958
854	Grupo Aeroportuario del Sureste Sponsored ADR	46,253
49,166	Grupo Financiero Banorte	204,475
5,590	Grupo Televisa Sponsored ADR (2)	124,377
20,427	Urbi Desarrollos Urbanos *	72,286
		911,807
Sweden—0.8%
1,642	Getinge AB - Class B (1)	38,160
22,366	Nordea Bank (1)	301,035
2,097	OMX AB	86,347
11,359	Swedbank AB (1)	291,165
22,110	Telefonaktiebolaget LM Ericsson - Class B (1)	49,814
5,809	TeliaSonera AB (1)	51,143
		817,664
Netherlands—0.8%
3,057	ING Groep (1)	99,115
18,885	KKR Private Equity Investors (Unit)	316,324
916	Koninklijke Vopak (1)	46,158
9,778	Royal KPN (1)	176,746
1,628	TNT NV (1)	60,058
3,397	Unilever NV (1)	110,082
		808,483
Belgium—0.7%
4,690	Fortis (1)	105,133
357	Groupe Bruxelles Lambert (1)	41,304
5,090	KBC Ancora (1)	497,260
240	KBC Groep (1)	30,477
		674,174
Denmark—0.6%
350	Danske Bank (1)	12,486
2,040	FLSmidth & Co (1)	181,339
4,700	Novo Nordisk - Class B (1)	294,003
69	Rockwool International - Class B (1) (2)	12,412
676	Vestas Wind Systems (1) *	65,274
		565,514
Ukraine—0.5%
612,930	Raiffeisen Bank Aval	122,295
677	Ukrnafta Oil *	46,141
577,960	Ukrsotsbank JSCB *	148,429
1,096,759	UkrTelecom *	229,665
		546,530
Ireland—0.5%
2,780	CRH PLC (1)	104,499
50,192	Dragon Oil *	386,405
		490,904
China—0.4%
309,292	Beijing Capital International Airport - Class H (1)	403,530
15,280	Weiqiao Textile - Class H (1)	19,373
49,040	Wumart Stores - Class H	33,275
		456,178

8

India—0.4%
2,040	Oil & Natural Gas	51,209
3,388	State Bank of India GDR	381,150
		432,359
Greece—0.4%
40,300	Alapis Holding Industrial and Commercial (1) *	114,867
4,161	Hellenic Telecommunication Organization (1)	129,558
17,010	Marfin Investment Group (1)	123,270
		367,695
Multinational—0.3%
1,508	Central European Media Enterprises - Class A (2) *	142,943
1,760	Millicom International Cellular *	186,454
		329,397
Romania—0.3%
9,401	BRD-Groupe Societe Generale	71,405
195,546	Impact Developer & Contractor	26,050
1,207,713	SNP Petrom	188,266
		285,721
Portugal—0.3%
12,756	Energias de Portugal (1)	81,024
23,100	Jeronimo Martins (1)	189,344
		270,368
Cyprus—0.3%
312	AFI Development Sponsored GDR * †	2,511
10,144	Bank of Cyprus Public (1)	160,314
9,810	Marfin Popular Bank Public (1)	101,283
		264,108
Croatia—0.2%
102	Atlantska Plovidba	58,072
528	Dom Holding *	16,581
84	Ericsson Nikola Tesla	49,888
205	FIMA Validus	5,845
18	Institut Gradevinarstva Hrvatske	50,966
492	Podravka Prehrambena Industija	46,350
347	Proficio DD *	4,263
32	Viadukt DD	20,971
		252,936
South Korea—0.2%
610	Hyundai Motor (1)	47,511
146	NHN Corp (1) *	31,846
184	Samsung Electronics (1)	117,979
		197,336
New Zealand—0.2%
75,250	Auckland International Airport (1)	163,668

Lebanon—0.1%
6,660	SOLIDERE - Class A	144,788

South Africa—0.1%
2,890	Impala Platinum (1)	105,591

Indonesia—0.1%
169,770	Semen Gresik Persero (1)	104,094

9

Chile—0.1%
530	Sociedad Quimica y Minera de Chile Sponsored ADR (2)	93,932

Turkey—0.1%
5,174	Acibadem Saglik Hizmetleri ve Ticaret (1)	36,614
1	Anadolu Anonim Turk Sigorta Sirketi (1)	1
6,152	Turkiye Garanti Bankasi (1)	39,254
		75,869
Philippines—0.0%
1,798	Ayala Corp (1)	21,161
46,092	Ayala Land (1)	16,262
		37,423
Brazil—0.0%
2,213	Bovespa Holding	32,496

TOTAL COMMON STOCKS (Cost $96,010,209)		90,440,395

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—2.4%
India—1.1%
3,802	Bharti Airtel - Issued by CLSA, Expires 05/31/2010 * †	82,930
8,816	Canara Bank, Issued by Citigroup, Expires 10/24/2012	66,014
335	ICIC Bank, Issued by CLSA, Expires 05/10/2010 †	9,759
3,647	ICICI Bank, Issued by Citigroup, Expires 10/24/2012 †	105,719
3,869	India Cements, Issued by ABN Amro Bank, Expires 06/30/2009	20,418
3,205	Mahindra & Mehindra, Issued by CLSA, Expires 06/28/2010 †	54,132
4,314	State Bank of India, Issued by Citigroup, Expires 10/24/2012 †	248,591
7,899	State Bank of India, Issued by CLSA, Expires 05/13/2010 †	457,400
1,629	State Bank of India, Issued by Deutsche Bank AG, Expires 08/18/2017 †	93,919
2,365	Suzlon Energy, Issued by Citigroup, Expires 10/24/2012	18,464
580	Suzlon Energy, Issued by CLSA, Expires 06/22/2011 †	4,553
		1,161,899
Taiwan—0.7%
54,307	Cathay Financial, Issued by Citigroup, Expires 01/17/2012	130,337
84,170	Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012 * †	64,811
24,386	Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018 †	51,576
36,176	Far Eastern Textile, Issued by Citigroup, Expires 01/17/2012 †	49,272
38,200	First Financial, Issued by Citigroup, Expires 01/20/2010	30,178
47,331	Fubon Financial, Issued by Deutsche Bank AG London, Expires 03/13/2017	48,751
17,167	Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017 †	55,793
3	TWSEBKI Tracking Basket, Issued by Merrill Lynch, Expires 01/17/2013 †	282,032
43,480	Yuanta Financial, Issued by Citigroup, Expires 01/17/2012 * †	32,567
		745,317
Russia—0.6%
4	Unified Energy System, Issued by Deutsche Bank AG London - Corporate Action, Expires 12/31/2009 * † (3)	0
4	Unified Energy System, Issued by Deutsche Bank AG London - FAR EAST, Expires 12/31/2009 * † (3)	15,024

10

4	Unified Energy System, Issued by Deutsche Bank AG London - FSK, Expires 12/31/2009 * † (3)	63,867
4	Unified Energy System, Issued by Deutsche Bank AG London - InterRAO UES, Expires 12/31/2009 * † (3)	10,885
4	Unified Energy System, Issued by Deutsche Bank AG London - MRSK HLD, Expires 12/31/2009 * † (3)	69,416
4	Unified Energy System, Issued by Deutsche Bank AG London - OGK1, Expires 12/31/2009 * † (3)	43,676
4	Unified Energy System, Issued by Deutsche Bank AG London - OGK2, Expires 12/31/2009 * † (3)	25,040
4	Unified Energy System, Issued by Deutsche Bank AG London - OGK3, Expires 12/31/2009 * † (3)	20,570
4	Unified Energy System, Issued by Deutsche Bank AG London - OGK4, Expires 12/31/2009 * † (3)	49,314
4	Unified Energy System, Issued by Deutsche Bank AG London - OGK6, Expires 12/31/2009 * † (3)	24,513
4	Unified Energy System, Issued by Deutsche Bank AG London - OGK7 HYDRO, Expires 12/31/2009 * † (3)	116,026
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK1, Expires 12/31/2009 * † (3)	18,046
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK2, Expires 12/31/2009 * † (3)	4,155
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK3, Expires 12/31/2009 * † (3)	30,238
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK4, Expires 12/31/2009 * † (3)	6,790
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK6, Expires 12/31/2009 * † (3)	5,885
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK7, Expires 12/31/2009 * † (3)	13,510
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK8, Expires 12/31/2009 * † (3)	9,460
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK9, Expires 12/31/2009 * † (3)	7,811
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK10, Expires 12/31/2009 * † (3)	11,341
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK11, Expires 12/31/2009 * † (3)	3,464
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK12, Expires 12/31/2009 * † (3)	6,710
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK13, Expires 12/31/2009 * † (3)	5,833
4	Unified Energy System, Issued by Deutsche Bank AG London - TGK14, Expires 12/31/2009 * † (3)	1,243
		562,817

TOTAL WARRANTS (Cost $2,089,263)		2,470,033

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—0.9%
Brazil—0.5%
11,930	Petroleo Brasileiro	543,810

11

Russia—0.3%
368		Silvinit (3) *	226,320
24,975		URSA Bank	39,710
			266,030
Germany—0.1%
680		Volkswagen AG (1)	94,276

Croatia—0.0%
390		Adris Grupa dd	35,942

Philippines—0.0%

56,604		Ayala Land * (3)	140

TOTAL PREFERRED STOCKS (Cost $782,377)			940,198

			Market
Share			Value
Amount		Description	(Note 2)
INVESTMENT FUNDS—0.6%
India—0.4%
12,050		Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 10/24/2012 †	277,150
4,636		Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by CLSA, Expires 03/22/2012 †	109,734
			386,884
Romania—0.1%
23,500		SIF 1 Banat Crisana Arad	25,326
25,400		SIF 2 Moldova Bacau	27,373
38,700		SIF 3 Transilvania Brasov	27,702
35,000		SIF 4 Muntenia Bucuresti	25,192
22,300		SIF 5 Oltenia Craiova	30,861
			136,454
Brazil—0.1%
950		IShares MSCI Brazil (2)	72,665

TOTAL INVESTMENT FUNDS (Cost $451,802)			596,003

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.5%
United States—0.5%
		U.S. Treasury Bills
500,000	USD	2.030% due 03/20/2008 (4)	498,647

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $498,647)			498,647

		Market
Face		Value
Value	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—6.6%
United States—6.6%
6,700,629	State Street Navigator Securities Lending Prime Portfolio (Cost $6,700,629)	6,700,629

12

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—4.2%
United States—4.2%
4,259,225	USD	State Street Bank & Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008 with a maturity value of $4,259,414 and an effective yield of 1.60%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.500%, a maturity of 12/01/2020 and an agreggate market value of $4,345,338. (Cost $4,259,225)	4,259,225

TOTAL INVESTMENTS — 104.1% (Cost $110,792,152)			105,905,130
Other Assets and Liabilities (NET) — (4.1%)			(4,140,543)
TOTAL NET ASSETS — 100.0%			$101,764,587

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
USD		United States Dollar

	(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.
	(2)	All or a portion of this security was on loan to brokers at January 31, 2008.
	(3)	Illiquid security
	(4)	Security has been pledged for futures collateral.
	*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $111,119,813.

Glossary of Currencies

USD	— United States Dollar

13

Julius Baer Global Equity Fund Inc.

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2008 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/12/2008	AUD	463,720	412,178	403,983	$8,195
02/14/2008	CAD	292,700	290,223	306,621	(16,398)
03/06/2008	CAD	615,433	609,908	610,222	(314)
02/15/2008	CHF	382,765	353,019	342,363	10,656
03/10/2008	HKD	12,285,367	1,577,178	1,581,194	(4,016)
02/04/2008	INR	2,046,606	51,977	52,037	(60)
02/27/2008	INR	10,304,951	261,299	259,474	1,825
02/20/2008	JPY	121,084,361	1,140,115	1,104,980	35,135
02/29/2008	JPY	119,012,588	1,121,329	1,093,665	27,664
03/03/2008	KRW	198,145,536	209,708	215,986	(6,278)
03/24/2008	KRW	353,512,500	373,999	378,425	(4,426)
02/15/2008	NOK	1,052,900	193,365	194,337	(972)
02/01/2008	SEK	137,397	21,471	21,524	(53)
02/19/2008	TRY	139,296	117,952	116,664	1,288
02/04/2008	TWD	15,015,025	466,863	468,634	(1,771)
03/21/2008	TWD	7,198,635	224,885	223,456	1,429
04/16/2008	TWD	24,484,782	766,525	762,805	3,720
05/05/2008	TWD	9,159,165	287,288	286,492	796

Net unrealized appreciation on forward foreign exchange contracts to buy					$56,420

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/14/2008	CAD	292,700	290,223	285,533	$(4,690)
03/20/2008	CZK	4,628,149	262,677	254,091	(8,586)
03/10/2008	EUR	2,198,285	3,251,636	3,204,664	(46,972)
03/18/2008	EUR	1,095,000	1,619,267	1,581,728	(37,539)
03/18/2008	GBP	324,000	642,425	652,497	10,072
02/19/2008	HUF	91,372,587	522,788	522,069	(719)
02/20/2008	JPY	23,569,859	221,931	214,241	(7,690)
02/29/2008	JPY	119,012,588	1,121,329	1,082,297	(39,032)
02/21/2008	MXN	3,022,968	278,947	274,865	(4,082)
02/19/2008	PLN	1,368,571	561,316	545,822	(15,494)
02/19/2008	TRY	211,151	178,796	172,862	(5,934)
02/04/2008	TWD	15,015,025	466,863	466,033	(830)
02/05/2008	ZAR	196,228	26,162	26,862	700

Net unrealized depreciation on forward foreign exchange contracts to sell					$(160,796)

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty

1

SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
ZAR	— South African Rand

2

Julius Baer Funds

Julius Baer Global Equity Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

At January 31, 2008, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	21.7%	$22,097,360
Industrials	10.6	10,838,443
Materials	10.4	10,551,234
Energy	9.9	10,122,632
Consumer Discretionary	9.0	9,188,547
Consumer Staples	7.7	7,836,555
Healthcare	7.4	7,483,269
Utilities	5.9	6,012,747
Information Technology	5.1	5,159,918
Telecommunications	5.1	5,155,926
Cash & Cash Equivalents	11.3	11,458,499	*
Total Investments	104.1	105,905,130
Other Assets and Liabilities (Net)	(4.1)	(4,140,543	)*
Net Assets	100.0%	$101,764,587

See Notes to Financial Statements.

*	Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $1,841,548 and notional market value for futures, which is 1.81% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—83.3%
France—8.8%
101,564	Accor SA (1)	7,743,826
497,143	Aeroports de Paris (1)	55,492,548
766,906	Air Liquide (1)	106,383,352
137,453	Alstom (1)	27,639,862
915,455	BNP Paribas (1)	90,135,186
722,977	Bouygues SA (1)	55,470,348
226,707	Bureau Veritas (1) *	11,058,738
598,228	Compagnie de Saint-Gobain (1)	46,646,480
719,181	Credit Agricole (1)	22,058,389
81,434	EDF Energies Nouvelles (1) (2)	5,368,224
2,033,883	Electricite de France (1)	210,836,632
133,390	Eurazeo (1)	14,106,090
2,201,833	France Telecom (1)	77,447,612
728,535	JC Decaux (1) (2)	23,667,473
1,004,871	Lafarge SA	156,874,898
1,804,033	LVMH Moet Hennessy Louis Vuitton (1)	184,860,225
399,388	M6-Metropole Television (1) (2)	9,830,399
479,412	Neuf Cegetel	24,666,155
184,063	Nexity (1)	8,368,856
689,930	Pernod-Ricard SA (1)	73,276,006
190,646	PPR (1)	26,837,076
279,674	Remy Cointreau (1)	16,819,142
117,492	Renault SA (1)	13,338,491
582,037	Sanofi-Aventis SA (1)	47,206,884
423,004	Societe Generale (1)	52,268,109
1,301,439	Societe Television Francaise 1 (1)	32,795,793
161,857	Sodexho (1) (2)	8,748,471
2,640,553	Suez SA (1)	160,805,967
148,860	Technip SA (1)	9,585,702
3,914,870	Total SA (1)	282,801,588
536,028	Veolia Environnement (1)	43,805,258
1,117,741	Vinci SA (1) (2)	75,917,189
302,337	Vivendi (1)	12,116,529
60,491	Wendel (1) (2)	6,081,423
		2,001,058,921
United Kingdom—7.5%
1,782,442	AMEC PLC (1)	24,440,566
1,826,710	Anglo American	99,866,236
1,628,031	BAE Systems (1)	15,163,185
5,783,674	Barclays PLC (1)	54,512,054
2,536,173	BHP Billiton (1)	75,150,803
21,325,080	BP PLC (1)	226,145,958
3,248,726	BT Group (1)	16,872,842
2,633,297	Burberry Group (1)	22,919,057
2,944,635	Cadbury Schweppes (1)	32,494,191
2,281,335	Ceres Power *	11,565,000
6,210,350	Compass Group (1)	39,297,937
9,750,347	Diageo PLC (1)	196,109,585
2,832,791	GlaxoSmithKline PLC (1)	66,843,287

3,296,328	HBOS PLC	45,511,280
7,279,318	Highland Gold Mining *	27,567,796
948,910	Intertek Group (1)	16,626,740
705,537	Lloyds TSB (1)	6,210,278
660,020	Peter Hambro Mining (1) *	17,349,977
3,708,802	QinetiQ PLC (1)	14,249,058
1,195,210	Reckitt Benckiser (1)	62,547,376
6,035,867	Rolls-Royce Group (1) *	56,994,286
11,698,913	Royal Bank of Scotland (1)	89,349,914
1,025,555	Scottish & Newcastle	16,014,800
5,348,135	Smith & Nephew (1)	72,917,946
11,543,422	Tesco PLC (1)	96,283,315
75,879,402	Vodafone Group (1)	266,229,074
924,334	William Hill (1)	7,498,946
942,323	WPP Group (1)	11,625,902
835,295	Xchanging PLC *	4,267,656
		1,692,625,045
Japan–6.1%
261,890	Acom Co (1) (2)	6,580,075
465,349	Aeon Credit Service (1)	6,958,419
291,700	Aiful Corp (1) (2)	5,922,045
421,927	Aisin Seiki (1)	17,078,554
361,726	Bank of Kyoto (1)	4,316,503
3,028,686	Bank of Yokohama (1)	19,814,088
1,172,688	Canon Inc (1)	50,624,265
1,149	Central Japan Railway (1)	10,632,892
1,770,000	Chiba Bank (1)	13,150,703
262,147	Credit Saison (1)	7,769,689
631,000	Daihatsu Motor (1)	6,521,966
199,300	Daikin Industries (1)	8,960,819
795,458	Daiwa Securities (1)	7,036,260
869,406	Denso Corp (1)	31,442,397
1,347	Dentsu Inc (1)	3,146,170
3,148	East Japan Railway (1)	26,008,140
282,500	Eisai Co (1)	11,625,620
171,600	Exedy Corp (1)	5,302,401
255,400	Fanuc Ltd (1)	22,482,650
4,086	Fuji Television Network (1)	6,447,511
1,093,000	Gunma Bank (1)	7,560,321
1,409,652	Honda Motor (1)	44,483,555
558,132	HOYA Corp (1)	15,217,167
263,260	Ibiden Co (1)	17,033,878
1,259,297	ITOCHU Corp (1)	11,554,118
256,000	Japan Airport Terminal (1) (2)	3,568,991
7,661	Japan Tobacco (1)	40,811,124
187,301	JFE Holdings (1)	8,669,488
331,931	JS Group (1)	5,777,466
297,728	JSR Corp (1)	6,917,029
3,345	KDDI Corp (1)	22,622,629
1,224,148	Koito Manufacturing (1)	17,955,502
641,700	Komatsu Ltd (1)	15,493,025
581,269	Kubota Corp (1)	4,189,307
100,900	Kyocera Corp (1)	8,062,167
584,112	Makita Corp (1)	21,701,484

1,469,132	Matsushita Electric Industrial (1)	31,406,256
841,397	Mitsubishi Corp (1)	22,058,180
1,369,000	Mitsubishi Electric (1)	12,762,337
5,532,022	Mitsubishi UFJ Financial (1)	54,801,157
1,058,000	Mitsui & Co (1)	21,781,181
307,022	Mitsui Fudosan (1)	7,038,727
3,671	Mizuho Financial (1)	17,402,104
496,000	Nabtesco Corp (1)	6,007,166
121,500	Nichi-iko Pharmaceutical (1)	3,271,821
171,926	Nintendo Co (1)	85,962,140
1,159,314	Nippon Electric Glass (1)	17,308,323
1,729	Nippon Telegraph & Telephone (1)	8,275,907
400,226	Nissan Motor (1)	3,841,933
516,131	Nitto Denko (1)	25,242,120
697,049	Nomura Holdings (1)	10,222,062
935,000	NSK Ltd (1)	8,152,934
15,923	NTT DoCoMo (1)	25,057,824
522,000	OKUMA Corp (1)	4,631,810
119,279	Olympus Corp (1)	3,999,240
278,580	Promise Co (1) (2)	9,165,126
761,000	Ricoh Co (1)	11,886,953
485	Sapporo Hokuyo (1)	4,033,579
64,700	SAWAI PHARMACEUTICAL (1) (2)	2,903,888
169,841	Seven & I (1)	4,204,094
479,000	Sharp Corp (1)	8,270,456
214,600	Shin-Etsu Chemical (1)	11,304,792
914,603	Shizuoka Bank (1)	10,039,990
740,708	Sony Corp (1)	35,422,810
443,688	Stanley Electric (1)	8,963,356
2,103,000	Sumitomo Chemical (1)	14,873,421
769,652	Sumitomo Corp (1)	10,638,468
713,700	Sumitomo Electric Industries (1) *	10,613,109
1,502,696	Sumitomo Heavy Industries (1)	12,412,776
2,877,175	Sumitomo Metal Industries (1)	13,588,216
5,091	Sumitomo Mitsui Financial (1)	40,239,209
1,777,653	Sumitomo Trust & Banking (1)	11,297,938
776,000	Suruga Bank (1)	9,227,058
1,918,700	Suzuki Motor (1)	48,345,152
231,279	Takata Corp (1)	6,101,632
318,800	Takeda Pharmaceutical (1)	19,364,544
277,950	Takefuji Corp (1)	7,882,140
1,135,431	Toray Industries (1)	7,691,061
59,150	TOWA PHARMACEUTICAL (1) (2)	2,730,085
2,065,689	Toyota Motor (1)	112,421,404
146,900	Ulvac Inc (1) (2)	6,386,275
348,680	Yamada Denki (1)	37,252,385
503,500	Yamaha Motor (1)	11,386,831
333,587	Yamato Holdings (1)	4,638,866
		1,385,947,254
Germany—6.0%
123,006	Adidas AG (1)	7,823,183
121,935	Allianz SE (1)	21,869,702
481,957	Arcandor AG (1) (2) *	9,001,807
1,061,205	Bayer AG (1)	86,941,287

3,357,425	Commerzbank AG (1)	102,115,456
90,063	Continental AG (1)	9,313,946
1,386,693	Curanum AG (1)	17,046,257
995,053	Daimler AG (1)	77,521,285
97,161	Deutsche Bank - Registered (1)	10,935,661
297,625	Deutsche Beteiligungs (1)	8,392,963
393,023	Deutsche Boerse (1)	69,143,330
1,041,248	Deutsche Post - Registered (1)	33,698,354
311,640	Deutsche Postbank (1)	25,949,091
715,649	Deutsche Telekom - Registered (1)	14,561,910
526,317	Deutsche Wohnen (1)	18,546,918
1,000,841	E.ON AG (1)	183,246,178
3,212,832	Fraport AG (1) (2)	242,212,442
841,095	Fresenius Medical Care (1)	43,004,414
794,018	Fresenius SE (1)	62,839,557
293,013	Hamburger Hafen und Logistik (1) *	21,923,797
664,751	Henkel KGaA (1)	27,791,934
63,604	Interhyp AG (1) (2)	4,276,209
441,423	Marseille-Kliniken AG (1)	7,472,147
1,832,860	Mediclin AG (1) (4) *	5,910,543
145,299	Merck KGaA (1)	17,913,561
165,892	MLP AG (1) (2)	2,605,872
284,513	Praktiker Bau - und Heimwerkermaerkte (1)	6,060,049
330,732	Premiere AG (1) *	7,310,813
225,463	Rheinmetall AG (1)	16,084,381
1,111,625	Rhoen-Klinikum AG (1)	29,734,444
1,130,787	Siemens AG - Registered (1) (2)	145,919,458
267,844	Tognum AG (1) *	6,508,285
266,561	Wacker Construction Equipment (1) *	4,706,843
		1,348,382,077
Russia—4.7%
437,925	Alfa Cement (3) *	61,090,537
2,906,455	AvtoVAZ Sponsored GDR	25,791,800
16,054,502	Central Telecommunication (3)	11,478,969
53,536,950	Chelindbank OJSC (3) *	14,923,425
326,584	Cherepovets MK Severstal Sponsored GDR †	6,809,276
310,617	Evraz Group Sponsored GDR †	22,638,978
3,948,290	Gazprom Sponsored ADR	188,331,854
338,985,782	HydroOGK OJSC * (3)	29,491,763
547,651	Kuban Energy Retail (3) *	1,369,127
547,651	Kuban TrunkGrid * (3)	383,356
547,651	Kubanenergo (3)	19,935,933
11,287,332	Lenenergo (3)	19,188,464
124,979	Mechel Sponsored ADR (2)	11,560,557
82,230	MMC Norilsk Nickel	19,529,625
277,816	MMC Norilsk Nickel Sponsored ADR (2)	67,752,377
50,181,127	Moscow City Electricity Distribution (3)	4,265,396
280,563	Nizhnovenergo (4) (3)	33,106,434
273,975	North-West Telecom Sponsored ADR	19,109,756
3,669,449	NovaTek OAO	24,218,363
111,590	NovaTek OAO Sponsored GDR †	7,364,940
231,359	NovaTek OAO Sponsored GDR - Registered Shares (1)	15,352,364
66,772,886	Novorossiysk Sea Trade Port	13,354,577
167,314	Novorossiysk Sea Trade Port GDR * †	2,268,778

77,528	Open Investments *	19,924,696
166,537	Pharmstandard *	15,354,711
423,630	Polyus Gold Sponsored ADR (2)	21,605,130
5,569,104	Pskovenergo (4) (3)	7,643,595
243,415	RBC Information Systems *	2,403,723
2,748,622	Rosneft Oil	19,102,923
32,146,187	Rostovenergo (3) *	3,283,760
62,307	RTS Stock Exchange (3)	36,511,902
16,906,493	Sberbank	60,863,375
277,410	Sibirskiy Cement (3)	63,804,300
56,811	Sibirtelecom Sponsored ADR	3,908,597
20,946	Sistema-Hals * (3)	3,573,388
1,483,076	Sistema-Hals GDR * †	12,650,638
787,702	Southern Telecommunication Sponsored ADR	6,301,616
6,627,958	Sverdlovenergo (3)	7,423,313
13,669,823,591	TGK-8 OAO	19,373,968
5,322,507	Uralkali *	36,725,298
184,983	Uralkali Sponsored GDR * †	6,381,913
645,906	Veropharm (4) *	30,615,944
1,150,473	VolgaTelecom	5,119,605
205,040	VolgaTelecom Sponsored ADR (2)	1,824,856
64,840	Volskcement (3)	21,105,420
1,725,734	VTB Bank Sponsored GDR * †	13,805,872
179,559	Wimm-Bill-Dann Foods Sponsored ADR (2)	20,828,844
451,920	X 5 Retail Sponsored GDR - Registered (1) *	14,544,378
		1,073,998,414
Switzerland—4.4%
2,260,048	ABB Ltd (1)	56,349,152
292,446	BKW FMB Energie	36,646,760
1,953,511	Compagnie Financiere Richemont (Unit) (1)	111,333,834
761,984	Credit Suisse - Registered (1)	43,033,250
567,614	Dufry Group	46,058,121
136,505	Flughafen Zuerich - Registered (1)	48,222,815
1,158,646	Holcim Ltd	111,751,380
303,380	Nestle SA - Registered	135,115,297
28,226	Nobel Biocare Holding (1)	6,963,482
340,902	Roche Holding	61,547,821
32,367	SGS SA (1)	41,915,150
384,991	Swatch Group (1)	103,249,848
114,499	Synthes Inc (1)	14,579,361
1,334,806	UBS AG - Registered (1)	55,044,611
1,512,761	Xstrata PLC (1)	115,614,064
		987,424,946
Australia—4.1%
1,190,950	Austereo Group (1)	2,259,602
6,258,510	BHP Billiton (1) (2)	209,265,407
134,226	Consolidated Media	534,233
134,226	Crown Ltd *	1,396,673
530,382	Fairfax Media (1) (2)	1,910,493
33,309,454	Macquarie Airports (1)	117,290,938
6,663,269	Newcrest Mining	207,704,303
709,992	Prime Media Group (1)	2,207,772
2,206,336	Rio Tinto (1) (2)	242,990,454
1,441,032	Rio Tinto (1)	143,785,604

786,814	Ten Network (1) (2)	1,809,811
		931,155,290
Poland—3.8%
4,274,721	Agora SA (1) (4)	83,633,929
185,249	Bank BPH (1)	7,305,746
892,087	Bank Handlowy w Warszawie (1)	33,374,187
2,858,170	Bank Millenium (1)	9,355,366
2,542,436	Bank Pekao (1)	204,080,425
932,930	Bank Zachodni WBK (1)	72,536,426
24,257	BRE Bank (1) *	3,734,192
542,832	Budimex SA (1) *	19,380,457
103,866	Dom Development (1)	3,642,301
347,671	Grupa Kety (1)	18,024,003
436,617	Inter Cars (1)	18,196,226
87,826	Inter Groclin Auto (1) *	828,665
588,065	NFI Empik Media & Fashion (1) *	4,780,089
378,963	Opoczno SA (1) *	6,144,492
9,640,040	PKO Bank Polski (1)	179,827,688
557,625	Polish Energy Partners (1) *	6,959,166
117,363	Polnord SA (1) *	5,741,164
876,449	Polska Grupa Farmaceutyczna (1)	30,652,950
4,783,965	Polski Koncern Miesny Duda (1) *	12,507,888
4,910,883	Polskie Gornictwo Naftowe I Gazownictwo (1)	8,947,246
320,892	Sniezka SA (1)	5,824,140
9,876,593	Stalexport Autostrady (1) *	9,353,560
82,385	Stomil Sanok (1)	5,049,104
24,508	Techmex SA (1) *	406,126
12,134,290	Telekomunikacja Polska (1)	115,651,060
		865,936,596
Hungary—3.4%
980,663	Ablon Group (1) *	4,309,321
101,460	Egis Gyogyszergyar (1)	10,341,882
27,472,662	Magyar Telekom Telecommunications (1)	133,144,060
92,386	MOL Hungarian Oil and Gas (1)	12,401,986
13,774,898	OTP Bank (1)	591,215,657
120,470	Richter Gedeon (1)	26,744,478
		778,157,384
Finland–2.9%
970,228	Atria Group (1) (2)	23,094,468
307,704	Citycon Oyj (1) (2)	1,695,334
448,324	Cramo Oyj (1)	10,549,937
128,352	Elisa Oyj (1)	3,623,981
3,901,076	Fortum Oyj (1)	157,127,930
2,196,603	HKScan Oyj	31,579,740
704,368	Kemira Oyj (1)	9,766,026
227,496	Kesko Oyj - Class B (1)	11,584,163
184,946	Metso Oyj (1)	8,649,208
6,088,640	Nokia Oyj (1)	223,006,872
156,983	Nokian Renkaat (1)	5,312,518
789,582	Olvi Oyj (1)	26,750,108
340,800	Oriola-KD Oyj - Class A (1)	1,455,220
2,522,169	Oriola-KD Oyj - Class B (1)	11,018,424
980,081	Orion Oyj - Class B (1)	21,946,113
569,191	Outotec Oyj (1)	27,478,693

677,976	Pohjola Bank - Class A	12,105,964
1,801,976	Ramirent Oyj (1)	27,911,133
388,931	Sanoma-WSOY Ojy (1) (2)	10,112,463
1,505,949	YIT Oyj (1) (2)	31,676,583
		656,444,878
Canada—2.5%
1,011,581	Cameco Corp	34,114,019
167,194	Canadian Natural Resources	10,648,211
3,030,263	Eldorado Gold *	19,837,072
773,640	Imperial Oil	37,876,285
9,330,696	Ivanhoe Mines *	91,159,845
735,635	OPTI Canada *	12,075,738
1,197,661	Potash Corp of Saskatchewan	168,482,701
772,834	Research In Motion *	72,553,656
978,042	Suncor Energy	91,576,240
1,330,638	Talisman Energy (2)	20,932,274
2,158,874	UTS Energy *	11,391,797
		570,647,838
Austria—2.5%
1,328,162	CA Immo International *	20,451,357
333,794	CA Immobilien Anlagen *	6,849,825
1,402,214	Erste Bank der Oesterreichischen Sparkassen (1)	75,950,092
806,641	Flughafen Wien	89,489,848
2,884,917	Immoeast AG (1) *	25,340,516
380,083	Oesterreichische Elektrizitaetswirtschafts - Class A (1)	25,014,413
1,717,600	OMV AG (1)	122,963,138
935,823	Raiffeisen International Bank (1) (2)	118,964,712
265,045	Telekom Austria	7,365,829
607,871	Vienna Insurance (1)	46,636,417
448,818	Wienerberger AG (1)	20,689,832
		559,715,979
Italy—2.2%
2,215,356	Aeffe SpA (1) *	6,599,386
1,323,930	Aicon SpA (1) *	2,565,260
132,215	Autogrill SpA (1)	2,234,222
341,041	Banca Popolare dell’ Emilia Romagna (1)	7,541,154
391,498	Banca Popolare dell’Etruria e del Lazio (1) (2)	5,190,705
4,405,764	Banca Popolare di Milano (1)	55,569,175
744,757	Banca Popolare di Sondrio (1) (2)	10,711,982
321,912	Bulgari SpA (1)	3,801,307
2,213,177	Buzzi Unicem (1)	52,965,326
2,568,297	Credito Emiliano (1)	32,497,162
166,318	Finmeccanica SpA (1)	4,981,792
676,521	Geox SpA (1)	11,502,819
13,082,198	Intesa Sanpaolo (1)	89,485,249
603,240	Italcementi SpA (1)	12,023,093
70,800	Lottomatica SpA (1)	2,595,431
1,172,831	Mediobanca SpA (1)	22,230,076
1,292,320	Piccolo Credito Valtellinese (1) (2)	16,927,798
514,748	SAVE SpA (1)	8,079,440
9,070,345	Telecom Italia (1)	27,349,774
12,944,504	UniCredito SpA (1)	94,923,862
758,327	Unione di Banche Italiane (1) (2)	18,861,542
		488,636,555

Czech Republic—1.9%
2,126,273	Komercni Banka (1) (4)	441,595,094

Sweden—1.8%
969,958	East Capital Explorer (1) *	13,895,431
893,711	Elekta AB - Class B (1) (2)	14,559,665
739,658	Getinge AB - Class B (1) (2)	17,189,712
462,506	Hemtex AB (1) (2)	4,064,992
430,493	Hennes & Mauritz - Class B (1)	23,192,422
387,242	Modern Times - Class B (1)	23,204,786
1,619,369	Morphic Technologies (1) *	3,930,656
8,721,610	Nordea Bank (1)	117,388,558
806,572	OMX AB	33,211,714
7,816	RaySearch Laboratories *	167,330
2,411,133	Rezidor Hotel (1)	12,838,662
4,159,385	Swedbank AB (1)	106,617,516
7,103,522	Telefonaktiebolaget LM Ericsson - Class B (1)	16,004,261
1,883,670	TeliaSonera AB (1)	16,584,006
823,770	Vostok Nafta Investment (1) *	13,252,348
		416,102,059
Ukraine—1.8%
214,485	Anthousa Ltd Sponsored GDR (3) †	10,543,208
6,107,478	Bank Forum *	49,709,224
76,611,005	Bohdan Automobile Plant *	17,404,713
2,343,250	Centrenergo *	11,669,959
178,305	Centrenergo Sponsored ADR *	8,880,026
20,500	Dniproenergo (3) *	9,800,474
13,797,906	Dragon-Ukrainian Properties & Development (1) (4) *	34,562,099
7,562,990	Harkivoblenergo * (3)	18,675,894
10,700	Ivano-Frankivskcement (3) *	1,321,118
902,412	Khmelnitskoblenergo JSC * (3)	2,050,126
2,750,000	Kirovogradoblenergo (3) *	8,148,953
240,262	Korukivskas Technical Papers Factory (3) *	2,610,512
3,228,131	Krymenergo * (3)	7,971,481
115,161	Kyivmedpreparat (4) * (3)	5,300,773
189,156	Lvivoblenergo * (3)	448,414
267,596	Odessaoblenergo *	370,046
319,268	Oranta * (3)	12,740,446
488,244	Poltavaoblenergo * (3)	1,060,981
93,280,824	Raiffeisen Bank Aval	18,611,938
65,228	Retail Group (3) *	32,940,140
21,017	Rodovid Bank (3) *	33,215,330
6,895,336	Slavutich Brewery (3) *	5,448,705
641,180	Ternopil’oblenergo * (3)	1,583,317
2,636,403	Tsukrovyy Soyz Ukrros (3) *	7,187,349
1,153,346,022	Ukrinbank (4) * (3)	9,113,763
17,577	Ukrnafta Oil Sponsored ADR *	7,286,862
84,835,914	Ukrsotsbank JSCB (3) *	21,787,177
116,751,392	UkrTelecom (3) *	24,448,138
573,260	UkrTelecom Sponsored GDR (3)	6,527,032
65,728	Vinnitsaoblenergo * (3)	7,784,262
18,621,729	VK Development (3) *	6,529,745
3,849,636	Volynoblenergo * (3)	2,281,491
4,799,516	Zakarpattyaoblenergo * (3)	8,485,908

15,000	Zakhidenergo *	1,629,791
595,792	Zakhidenergo GDR *	16,183,603
400,000	Zhytomyroblenergo (3) *	948,242
		415,261,240
Norway—1.7%
965,759	Aker Kvaerner (1)	17,925,535
2,465,150	Austevoll Seafood (1) *	15,492,786
3,292,006	Copeinca ASA (1) *	24,355,581
5,199,346	DnB NOR (1)	67,501,864
1,966,882	Marine Farms (1) (4) *	8,707,741
2,659,598	Norsk Hydro (1)	31,685,270
731,971	Norske Skogindustrier (1) (2)	4,207,871
865,827	RomReal Ltd *	2,625,502
2,783,755	Scandanavian Property Development *	10,692,386
4,562,115	StatoiHydro ASA (1)	118,602,646
1,139,842	Telenor ASA (1) *	23,450,989
1,210,109	Yara International (1)	58,175,248
		383,423,419
Netherlands—1.6%
580,053	Draka Holding (1) (2)	15,393,224
1,161,399	ING Groep (1)	37,655,408
7,327,894	KKR Private Equity Investors (Unit)	122,742,224
327,092	Koninklijke Vopak (1) (2)	16,482,406
4,034,049	Plaza Centers *	16,841,348
3,508,540	Royal KPN (1)	63,420,100
578,221	TNT NV (1)	21,330,932
2,486,315	Unilever NV (1)	80,570,327
		374,435,969
Hong Kong—1.6%
9,985,758	China Merchants Holdings International (1)	48,559,434
2,026,126	China Mobile (1)	29,924,119
34,129,602	Clear Media (1) (4) *	29,073,816
40,296,244	Emperor Entertainment Hotel (1)	8,629,735
14,816,208	Galaxy Entertainment (1) *	11,218,051
28,338,806	GOME Electrical Appliances	63,823,842
5,823,459	Hutchison Telecommunications International (1) (5)	8,173,826
34,260,718	Melco International Development (1)	48,096,979
7,648	Melco PBL Entertainment Sponsored ADR (2) *	92,541
67,753,632	Shun Tak (1) (2)	95,150,871
20,230,339	Texwinca Holdings (1)	15,484,090
18,639,053	Tianjin Port Development (1)	8,969,781
		367,197,085
Spain—1.5%
55,540	Acciona SA (1)	14,080,797
2,674,589	Banco Bilbao Vizcaya Argentaria (1)	56,181,163
240,227	Gamesa Corporacion Tecnologica (1)	9,117,066
1,412,443	Grupo Empresarial Ence (1)	12,375,264
3,561,110	Iberdrola Renovables *	28,577,381
5,302,896	Iberdrola SA (1)	80,743,207
150,855	Inditex SA (1)	7,541,669
4,494,944	Telefonica SA (1)	131,081,146
		339,697,693
Bulgaria—1.3%
301,290	Bulgarian American Credit Bank	15,967,823

11,641,174	Bulgarian Telecommunication (3)	99,595,144
1,609,434	Central Cooperative Bank *	8,591,853
10,049,867	Chimimport AD *	79,893,703
138,554	Devin AD * (3)	634,655
354,861	DZI Insurance & Reinsurance * (3)	45,541,122
138,320	Kaolin AD *	1,446,244
1,224,550	LEV INS (3) *	24,439,081
826,010	Sopharma AD	4,988,705
1,425,011	Sparki Eltos - Lovetch (4) *	13,486,249
		294,584,579
Belgium—1.2%
1,782,814	Fortis (1)	39,964,388
104,348	Groupe Bruxelles Lambert (1)	12,072,805
233,923	Ion Beam Applications (1) *	5,261,645
841,547	KBC Ancora (1)	82,213,716
970,279	KBC Groep (1)	123,214,496
		262,727,050
Mexico—1.1%
3,595,769	America Movil SAB de CV - Class L	10,813,643
316,700	America Movil SAB de CV Sponsored ADR - Class L	18,960,829
1,276,253	Banco Compartamos *	5,531,875
6,668,348	Consorcio ARA	7,192,035
2,319,255	Controladora Comercial Mexicana (Unit)	5,787,286
10,057,272	Corporacion Moctezuma	21,564,078
1,190,997	Fomento Economico Mexicano Sponsored ADR	42,852,072
704,852	Grupo Aeroportuario del Centro Norte ADR	16,599,265
96,852	Grupo Aeroportuario del Pacifico Sponsored ADR	4,153,014
347,321	Grupo Aeroportuario del Sureste Sponsored ADR (2)	18,810,905
2,084,100	Grupo Cementos de Chihuahua	12,034,340
10,991,661	Grupo Financiero Banorte	45,712,876
1,011,036	Grupo Televisa Sponsored ADR	22,495,551
2,150,507	Urbi Desarrollos Urbanos *	7,610,075
		240,117,844
Romania—1.0%
18,589,385	Albalact SA *	3,659,255
1,257,300	Antibiotice	924,982
66,353,981	ARDAF-Societatea de Asigurare Reasigurare *	2,849,792
4,814,944	Banca Transilvania	1,369,051
50,060,712	Biofarm Bucuresti (4) *	9,595,476
4,241,419	BRD-Groupe Societe Generale	32,215,657
425,273	Cemacon SA (4) *	2,536,774
62,668,800	Compania Hoteliera Intercontinental (4) *	5,258,432
8,667,500	Compa-Sibiu	4,791,054
5,949,304	Concefa SA *	1,892,686
11,250,200	Condmag SA (4) *	4,921,249
66,191,800	Dafora SA (4) *	9,028,607
1,759,680	Farmaceutica Remedia *	419,863
169,124,951	Impact Developer & Contractor (4)	22,530,713
693,300	Policolor *	1,102,817
648,444,600	Rompetrol Rafinare *	22,511,766
113,050	Santierul Naval Braila (3) *	103,400
139,400	Simcor Oradea	1,047,724
555,587,557	SNP Petrom	86,608,605
13,131,100	Socep Constanta *	1,462,115

3,654,000	Spicul Buzau *	1,409,492
18,317,818	Zentiva SA *	6,993,063
		223,232,573
Denmark—0.9%
100,454	ALK-Abello A/S (1) (2)	10,985,848
150,146	Almindelig Brand (1) *	7,558,498
59,866	Carlsberg A/S - Class B (1) (2)	6,297,604
98,381	Danske Bank (1)	3,509,589
320,805	FLSmidth & Co (1)	28,516,941
345,732	Harboes Bryggeri - Class B (1)	8,107,702
1,193,478	Novo Nordisk - Class B (1)	74,656,516
27,713	Rockwool International - Class B (1) (2)	4,985,202
376,560	Royal UNIBREW (1) (4)	35,560,864
726,577	TK Development (1) (2) *	9,361,375
208,382	Vestas Wind Systems (1) *	20,121,088
		209,661,227
Serbia—0.8%
18,481	Agrobanka AD *	7,125,924
412,158	AIK Banka (4) * (3)	68,690,536
146,409	Energoprojekt Holding *	6,564,249
83,273	Imlek AD *	3,524,467
42,159	Komercijalna Banka * (3)	75,607,963
7,116	Metals Banka *	5,112,647
92,524	Privredna Banka *	6,305,438
130,820	Tigar AD (4) *	3,730,341
78,160	Toza Markovic (4) (3) *	4,625,681
15,514	Univerzal Banka *	9,181,528
		190,468,774
Ireland—0.8%
871,556	CRH PLC (1)	32,761,443
19,381,484	Dragon Oil *	149,208,936
		181,970,379
Greece—0.7%
11,780,453	Alapis Holding Industrial and Commercial (1) *	33,577,748
1,099,641	Athens Medical Center (1)	6,311,139
128,599	Fourlis Holding (1)	4,416,663
1,494,412	Hellenic Telecommunication Organization (1)	46,530,528
420,595	Heracles General Cement (1)	10,310,068
6,403,979	Marfin Investment Group (1)	46,409,085
828,796	Nireus Aquaculture (1)	2,927,840
1,775,370	Sprider Stores SA (1)	9,914,353
		160,397,424
China—0.7%
318,668	AirMedia Group ADR (2) *	7,294,311
70,353,574	Beijing Capital International Airport - Class H (1)	91,789,517
265,265	Guangzhou Pharmaceutical - Class H (1)	166,560
8,839,558	Lianhua Supermarket Holdings - Class H (1)	12,372,376
11,062,124	Shenzhen Chiwan Wharf - Class B (1)	19,048,243
5,526,552	Weiqiao Textile - Class H (1)	7,006,850
27,342,132	Wumart Stores - Class H	18,552,137
		156,229,994
Cyprus—0.4%
444,544	AFI Development Sponsored GDR * †	3,578,579
2,065,835	Bank of Cyprus (1)	32,648,184

2,304,665	Hellenic Bank	12,352,479
3,155,233	Marfin Popular Bank Public (1)	32,575,981
		81,155,223
Venezuela—0.3%
3,845,152	Banco Provincial (3)	376,045
156,169	Banco Venezolano de Credito (3)	203,275
15,843,815	Cemex Venezuela SACA 1 (3)	6,714,419
2,795,674	Mercantil Servicios Financieros - Class B (3)	40,034,916
2,680,386	Siderurgica Venezolana Sivensa SACA (3)	25,526,891
		72,855,546
India—0.3%
622,040	State Bank of India GDR	69,979,500

Portugal—0.3%
4,278,637	Energias de Portugal (1)	27,177,225
5,089,133	Jeronimo Martins (1)	41,714,047
		68,891,272
South Korea—0.3%
143,990	Hyundai Motor (1) (5)	11,214,867
40,612	NHN Corp (1) *	8,858,433
74,144	Samsung Electronics (1)	47,540,429
		67,613,729
Multinational—0.3%
114,389	Central European Media Enterprises - Class A *	10,842,933
497,437	Millicom International Cellular (2) *	52,698,476
		63,541,409
Georgia—0.2%
2,066,055	Bank of Georgia GDR - Registered Shares (4) *	56,816,512

New Zealand—0.2%
20,302,044	Auckland International Airport (1)	44,156,672

Turkey—0.2%
1,737,033	Acibadem Saglik Hizmetleri ve Ticaret (1)	12,292,117
70,329	BIM Birlesik Magazalar	5,781,615
1,305,951	Selcuk Ecza Deposu Ticaret ve Sanayi (1) *	2,129,913
912,828	TAV Havalimanlari (1) *	6,338,824
1,396,932	Turkiye Garanti Bankasi (1)	8,913,430
67,001	Yapi Kredi Sigorta (1)	456,574
		35,912,473
Brazil—0.2%
509,494	Bovespa Holding	7,481,514
508,182	Diagnosticos da America	8,729,966
493,152	Dufry South America BDR *	9,869,750
20,000	Medial Saude ADR * †	229,051
628,796	Santos Brasil Participacoes (Unit)	8,912,518
		35,222,799
South Africa—0.2%
952,037	Impala Platinum (1)	34,784,203

Chile—0.1%
147,376	Sociedad Quimica y Minera de Chile Sponsored ADR (2)	26,119,448

Lebanon—0.1%
789,983	SOLIDERE - Class A	17,174,230
339,551	SOLIDERE GDR * †	7,313,929
		24,488,159
Indonesia—0.1%
16,891,866	Indofood Sukses Makmur (1)	5,296,942
30,701,260	Semen Gresik Persero (1)	18,824,441
		24,121,383
Kazakhstan—0.1%
1,608,996	BMB Munai (2) *	8,061,070
475,595	KazakhGold Group GDR (1) (2) *	10,965,430
		19,026,500
Croatia—0.1%
8,149	Atlantska Plovidba	4,639,501
20,979	Dom Holding *	658,813
11,424	Ericsson Nikola Tesla	6,784,820
12,811	FIMA Validus	365,264
779	Institut Gradevinarstva Hrvatske	2,205,686
27,137	Podravka prehrambena industija	2,556,477
3,957	Proficio DD *	48,615
2,053	Viadukt DD	1,345,430
		18,604,606
Malaysia—0.1%
3,897,607	Steppe Cement (1) *	17,937,950

Thailand—0.1%
22,158,400	Bank of Ayudhya NVDR (1)	15,915,725

Zambia—0.1%
9,363,990	Zambeef Products (3)	15,791,684

Estonia—0.1%
1,994,329	Arco Vara *	2,864,219
1,247,952	Olympic Entertainment	5,284,473
6,012,166	Tallink Group *	7,566,371
		15,715,063
Slovenia—0.1%
265,000	Nova Kreditna Banka Maribor *	14,948,486

Latvia—0.1%
1,424,182	Parex Bank (3) *	13,602,502

Philippines—0.0%
519,218	Ayala Corp (1)	6,110,855
7,519,733	Ayala Land (1)	2,653,110
		8,763,965
Morocco—0.0%
21,439	Ciments Du Maroc	7,325,732

Taiwan—0.0%
744,339	Taiwan Semiconductor Manufacturing Sponsored ADR	6,885,136

Lithuania—0.0%
1,797,330	Rokiskio Suris	5,133,137

Israel—0.0%
145,642	Queenco Leisure International Sponsored GDR (3) * †	2,350,449

TOTAL COMMON STOCKS (Cost $13,989,523,008)		18,864,892,843

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—4.0%
India—2.4%
875,230	Bharti Airtel - Issued by CLSA, Expires 05/31/2010 * † (5)	19,090,604
1,803,395	Canara Bank, Issued by Citigroup, Expires 10/24/2012	13,503,847
149,938	ICICI Bank, Issued by Citigroup, Expires 10/24/2012 †	4,346,403
768,887	ICICI Bank, Issued by CLSA, Expires 05/10/2010 †	22,397,832
1,757,432	India Cements, Issued by ABN Amro Bank, Expires 06/30/2009	9,274,778
630,454	Mahindra & Mehindra, Issued by CLSA, Expires 06/28/2010 †	10,648,368
337,985	Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010 †	8,493,563
1,422,114	State Bank of India, Issued by Citigroup, Expires 10/24/2012 †	81,948,398
6,222,450	State Bank of India, Issued by CLSA, Expires 05/13/2010 †	360,317,673
461,075	Suzlon Energy, Issued by Citigroup, Expires 10/24/2012	3,599,613
		533,621,079
Taiwan—1.1%
17,049,556	Cathay Financial, Issued by Citigroup, Expires 01/17/2012	40,918,934
24,822,367	Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012 * †	19,113,223
7,371,067	Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018 †	15,589,807
8,299,196	Far Eastern Textile, Issued by Citigroup, Expires 01/17/2012 †	11,303,505
12,746,907	First Financial, Issued by Citigroup, Expires 01/20/2010	10,070,056
10,858,180	Fubon Financial, Issued by Deutsche Bank AG London, Expires 03/13/2017	11,183,925
4,248,011	Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/19/2008 †	22,395,514
3,948,375	Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017 †	12,832,219
4,171,816	Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	7,772,093
984	TWSEBKI Tracking Basket, Issued by Merrill Lynch, Expires 01/17/2013 †	92,506,578
13,575,104	Yuanta Financial, Issued by Citigroup, Expires 01/17/2012 * †	10,167,753
		253,853,607
Russia—0.5%
853	Unified Energy System, Issued by Deutsche Bank AG London - Corporate Action, Expires 12/31/2009 * † (3)	0
853	Unified Energy System, Issued by Deutsche Bank AG London - FAR EAST, Expires 12/31/2009 * † (3)	3,203,868
853	Unified Energy System, Issued by Deutsche Bank AG London - FSK, Expires 12/31/2009 * † (3)	13,619,723
853	Unified Energy System, Issued by Deutsche Bank AG London - InterRAO UES, Expires 12/31/2009 * † (3)	2,321,167
853	Unified Energy System, Issued by Deutsche Bank AG London - MRSK HLD, Expires 12/31/2009 * † (3)	14,802,962
853	Unified Energy System, Issued by Deutsche Bank AG London - OGK1, Expires 12/31/2009 * † (3)	9,313,847

853	Unified Energy System, Issued by Deutsche Bank AG London - OGK2, Expires 12/31/2009 * † (3)	5,339,780
853	Unified Energy System, Issued by Deutsche Bank AG London - OGK3, Expires 12/31/2009 * † (3)	4,386,552
853	Unified Energy System, Issued by Deutsche Bank AG London - OGK4, Expires 12/31/2009 * † (3)	10,516,159
853	Unified Energy System, Issued by Deutsche Bank AG London - OGK6, Expires 12/31/2009 * † (3)	5,227,372
853	Unified Energy System, Issued by Deutsche Bank AG London - OGK7 HYDRO, Expires 12/31/2009 * † (3)	24,742,579
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK1, Expires 12/31/2009 * † (3)	3,848,327
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK2, Expires 12/31/2009 * † (3)	885,951
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK3, Expires 12/31/2009 * † (3)	6,448,296
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK4, Expires 12/31/2009 * † (3)	1,448,061
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK6, Expires 12/31/2009 * † (3)	1,255,010
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK7, Expires 12/31/2009 * † (3)	2,880,956
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK8, Expires 12/31/2009 * † (3)	2,017,311
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK9, Expires 12/31/2009 * † (3)	1,665,662
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK10, Expires 12/31/2009 * † (3)	2,418,426
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK11, Expires 12/31/2009 * † (3)	738,775
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK12, Expires 12/31/2009 * † (3)	1,430,993
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK13, Expires 12/31/2009 * † (3)	1,243,793
853	Unified Energy System, Issued by Deutsche Bank AG London - TGK14, Expires 12/31/2009 * † (3)	265,146
		120,020,716
Ukraine—0.0%
1,013	Laona Investments, Issued by Bank Austria Creditanstalt, Expires 11/14/2008 *	8,240,164

TOTAL WARRANTS (Cost $640,238,271)		915,735,566

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—1.2%
Brazil—0.6%
2,958,928	Petroleo Brasileiro (1)	134,877,997

Russia—0.4%
119,060	Silvinit (3) *	73,221,900
7,791,100	URSA Bank	12,387,849
		85,609,749

Germany—0.2%
89,379	Fresenius SE (1)	6,954,177
242,147	Volkswagen AG (1)	33,571,695
		40,525,872
Croatia—0.0%
45,410	Adris Grupa dd	4,184,910

Philippines—0.0%
11,528,247	Ayala Land * (3)	28,426

TOTAL PREFERRED STOCKS (Cost $216,469,475)		265,226,954

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—0.9%
India—0.4%
3,906,752	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 10/24/2012 †	89,855,296

Russia—0.1%
92,634	Renaissance Pre - IPO Fund (3) *	9,633,936
99,000	Renfin Ltd - Class A (3) *	10,939,500
3,277,081	RenShares Utilites (3) *	9,110,285
		29,683,721
Australia—0.1%
10,919,015	Australian Infrastructure Fund (1)	27,084,659

Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad	4,348,997
3,406,316	SIF 2 Moldova Bacau	3,670,935
9,533,500	SIF 3 Transilvania Brasov	6,824,131
4,871,855	SIF 4 Muntenia Bucuresti	3,506,674
4,143,975	SIF 5 Oltenia Craiova	5,734,807
		24,085,544
Brazil—0.1%
308,439	IShares MSCI Brazil (2)	23,592,499

Bulgaria—0.1%
518,674	Equest Investments Balkans *	11,440,859

Sweden—0.0%
1,485,000	NAXS Nordic Access Buyout Fund (1) *	6,434,071

TOTAL INVESTMENT FUNDS (Cost $146,926,816)		212,176,649

Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.3%
United States—0.3%
U.S. Treasury Bills

10,000,000	USD	1.600% due 03/06/2008 (5)	9,984,888
20,000,000	USD	2.030% due 03/20/2008 (5)	19,945,867
15,000,000	USD	2.070% due 03/20/2008 (5)	14,958,600
20,000,000	USD	1.660% due 03/27/2008 (5)	19,949,276
			64,838,631

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $64,838,631)			64,838,631

			Market
Share			Value
Amount	Currency	Description	(Note 2)
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes (3) *	3,611,083
3,842,865	BGN	Bulgaria Housing Compensation Notes (3) *	1,192,894
29,663,486	BGN	Bulgaria Registered Compensation Vouchers (3) *	9,336,093

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)			14,140,070

		Market
Share		Value
Amount	Description	(Note 2)
CONVERTIBLE BOND—0.0%
Greece—0.0%
591,950	Nirefs SA (Cost $783,006)	856,283

		Market
Face		Value
Value	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—3.4%
United States—3.4%
768,425,975	State Street Navigator Securities Lending Prime Portfolio (Cost $768,425,975)	768,425,975

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—2.9%
United States—2.9%
651,959,698	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008, with a maturity value of $651,988,671, and an effective yield of 1.60%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.500%-6.623%, maturities ranging from 11/03/2009-10/01/2036 and an aggregate market value of $665,009,702. (Cost $651,959,698)	651,959,698

TOTAL INVESTMENTS — 96.1% (Cost $16,498,875,231)			21,758,252,669
Other Assets and Liabilities (NET) — 3.9%			888,634,829
TOTAL NET ASSETS — 100.0%			$22,646,887,498

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.
(2)	All or a portion of this security was on loan to brokers at January 31, 2008.
(3)	Illiquid security
(4)	Affiliated Security
(5)	Security has been pledged for futures collateral.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $16,676,981,863.

Glossary of Currencies

BGN	— Bulgarian Lev
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2008 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/12/2008	AUD	191,457,668	170,177,515	166,794,092	$3,383,423
03/06/2008	CAD	410,001,357	406,320,508	406,529,594	(209,086)
03/10/2008	HKD	4,527,928,766	581,289,262	582,753,316	(1,464,054)
02/27/2008	INR	4,977,107,487	126,202,546	125,321,543	881,003
02/20/2008	JPY	52,924,897,211	498,334,208	482,976,684	15,357,524
03/21/2008	JPY	30,483,880,789	287,600,192	271,886,200	15,713,992
04/22/2008	JPY	26,477,720,000	250,287,919	248,850,852	1,437,067
04/30/2008	JPY	42,914,000,000	405,849,816	405,231,350	618,466
03/03/2008	KRW	95,603,810,146	101,182,452	104,211,696	(3,029,244)
03/24/2008	KRW	121,961,812,500	129,029,728	130,556,513	(1,526,785)
02/19/2008	TRY	31,307,883	26,510,601	26,221,008	289,593
03/24/2008	TRY	26,618,249	22,284,466	22,064,198	220,268
02/04/2008	TWD	5,022,188,565	156,155,296	156,747,458	(592,162)
03/21/2008	TWD	2,322,701,500	72,561,180	72,099,999	461,181
04/16/2008	TWD	9,544,166,561	298,791,429	297,341,351	1,450,078
05/05/2008	TWD	3,063,535,024	96,091,308	95,825,306	266,002

Net unrealized appreciation on forward foreign exchange contracts to buy					$33,257,266

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/06/2008	CAD	205,803,270	203,955,640	200,744,507	$(3,211,133)
03/20/2008	CZK	4,596,912,098	260,904,091	252,370,150	(8,533,941)
03/18/2008	EUR	350,000,000	517,573,889	505,574,997	(11,998,892)
04/30/2008	EUR	238,933,193	352,801,035	352,306,990	(494,045)
03/18/2008	GBP	255,000,000	505,612,287	513,539,395	7,927,108
02/19/2008	HUF	43,674,927,202	249,886,039	249,542,494	(343,545)
02/20/2008	JPY	15,506,394,119	146,006,266	140,947,333	(5,058,933)
02/21/2008	MXN	1,337,605,694	123,428,636	121,622,631	(1,806,005)
02/19/2008	PLN	654,159,621	268,301,823	260,895,771	(7,406,052)
02/19/2008	TRY	31,307,883	26,510,601	25,630,686	(879,915)
03/24/2008	TRY	79,003,549	66,140,786	64,767,625	(1,373,161)
02/04/2008	TWD	5,022,188,565	156,155,296	155,877,484	(277,812)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(33,456,326)

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
PLN	— Polish Zloty
TRY	— Turkish Lira
TWD	— New Taiwan Dollar

1

Julius Baer Funds

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	29.0%	$6,569,876,170
Materials	11.9	2,683,339,401
Industrials	9.3	2,107,688,699
Consumer Discretionary	9.0	2,039,340,176
Energy	8.7	1,981,159,698
Telecommunications	5.8	1,313,396,096
Utilities	5.1	1,144,407,894
Consumer Staples	4.8	1,093,000,693
Healthcare	3.4	774,366,226
Information Technology	2.5	566,453,311
Cash & Cash Equivalents	6.6	1,485,224,305	*
Total Investments	96.1	21,758,252,669
Other Assets and Liabilities (Net)	3.9	888,634,829	*
Net Assets	100.0%	$22,646,887,498

See Notes to Financial Statements.

*

Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $1,199,752,151 and notional market value for futures, which is 5.30% of net assets, and $36,960,027 in market value for swaps, which is 0.16% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS  BAER INTERNATIONAL EQUITY FUND II

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—81.3%
France—9.5%
27,905	Accor SA (1)	2,127,638
204,248	Aeroports de Paris (1) (2)	22,798,756
328,919	Air Liquide (1)	45,626,851
75,409	Alstom (1)	15,163,687
386,185	BNP Paribas (1)	38,023,558
303,636	Bouygues SA (1)	23,296,446
91,840	Bureau Veritas (1) *	4,479,943
257,412	Compagnie de Saint-Gobain (1)	20,071,551
295,991	Credit Agricole (1)	9,078,500
25,382	EDF Energies Nouvelles (1) (2)	1,673,211
893,582	Electricite de France (1)	92,630,608
60,331	Eurazeo (1)	6,380,047
899,144	France Telecom (1)	31,626,629
383,037	JC Decaux (1) (2)	12,443,490
432,844	Lafarge SA	67,573,209
796,338	LVMH Moet Hennessy Louis Vuitton (1)	81,601,180
195,111	M6-Metropole Television (1) (2)	4,802,395
206,001	Neuf Cegetel (2)	10,598,927
115,466	Nexity (1)	5,249,933
395,356	Pernod-Ricard SA (1)	41,989,925
138,155	PPR (1) (2)	19,447,963
180,012	Remy Cointreau (1)	10,825,631
47,280	Renault SA (1)	5,367,547
243,897	Sanofi-Aventis SA (1)	19,781,590
174,146	Societe Generale (1)	21,518,194
544,904	Societe Television Francaise 1 (1)	13,731,384
66,129	Sodexho (1) (2)	3,574,313
1,122,264	Suez SA (1)	68,344,300
74,048	Technip SA (1)	4,768,252
1,628,643	Total SA (1)	117,649,584
229,068	Veolia Environnement (1)	18,719,885
536,822	Vinci SA (1)	36,461,056
147,699	Vivendi (1)	5,919,220
29,220	Wendel (1) (2)	2,937,614
		886,283,017
United Kingdom—7.6%
847,538	AMEC PLC (1)	11,621,308
775,652	Anglo American	42,404,895
543,212	BAE Systems (1)	5,059,378
2,381,204	Barclays PLC (1)	22,443,229
1,053,347	BHP Billiton (1)	31,212,332
8,785,647	BP PLC (1)	93,169,102
1,568,786	BT Group (1)	8,147,772
1,128,945	Burberry Group (1)	9,825,840
1,340,260	Cadbury Schweppes (1)	14,789,835
2,940,680	Compass Group (1)	18,608,075
4,632,014	Diageo PLC (1)	93,164,104
1,288,506	GlaxoSmithKline PLC (1)	30,403,929
813,528	HBOS PLC	11,232,105

1

377,629	Intertek Group (1)	6,616,791
305,592	Lloyds TSB (1)	2,689,882
246,234	Peter Hambro Mining (1) *	6,472,765
1,739,867	QinetiQ PLC (1)	6,684,494
590,436	Reckitt Benckiser (1)	30,898,522
2,665,457	Rolls-Royce Group (1) *	25,168,848
4,935,021	Royal Bank of Scotland (1)	37,690,997
562,553	Scottish & Newcastle	8,784,681
2,386,290	Smith & Nephew (1)	32,535,335
4,962,084	Tesco PLC (1)	41,388,584
32,000,561	Vodafone Group (1)	112,276,579
280,754	William Hill (1)	2,277,704
324,950	WPP Group (1)	4,009,068
		709,576,154
Germany—6.3%
39,051	Adidas AG (1)	2,483,644
50,184	Allianz SE (1)	9,000,772
191,539	Arcandor AG (1) (2) *	3,577,492
447,096	Bayer AG (1)	36,629,211
1,372,243	Commerzbank AG (1)	41,736,515
38,042	Continental AG (1)	3,934,148
400,413	Daimler AG (1)	31,194,851
39,988	Deutsche Bank - Registered (1)	4,500,728
171,450	Deutsche Boerse (1)	30,162,672
429,732	Deutsche Post - Registered (1)	13,907,600
125,362	Deutsche Postbank (1)	10,438,422
345,581	Deutsche Telekom - Registered (1)	7,031,826
419,901	E.ON AG (1)	76,880,597
1,539,788	Fraport AG (1) (2)	116,083,197
463,871	Fresenius Medical Care (1)	23,717,298
432,124	Fresenius SE (1)	34,198,823
265,752	Hamburger Hafen und Logistik (1) *	19,884,076
367,111	Henkel KGaA (1)	15,348,190
58,430	Merck KGaA (1)	7,203,693
270,350	Praktiker Bau - und Heimwerkermaerkte (1)	5,758,381
175,070	Premiere AG (1) *	3,869,913
82,745	Rheinmetall AG (1)	5,902,973
719,250	Rhoen-Klinikum AG (1)	19,238,951
461,761	Siemens AG - Registered (1) (2)	59,586,744
131,066	Tognum AG (1) *	3,184,745
		585,455,462
Japan—5.9%
68,780	Acom Co (1) (2)	1,728,121
110,316	Aeon Credit Service (1)	1,649,568
76,550	Aiful Corp (1) (2)	1,554,105
200,448	Aisin Seiki (1)	8,113,636
183,396	Bank of Kyoto (1)	2,188,478
1,170,773	Bank of Yokohama (1)	7,659,361
486,916	Canon Inc (1)	21,019,883
506	Central Japan Railway (1)	4,682,544
759,000	Chiba Bank (1)	5,639,200
73,723	Credit Saison (1)	2,185,052
168,000	Daihatsu Motor (1)	1,736,435
107,500	Daikin Industries (1)	4,833,357

2

288,928	Daiwa Securities (1)	2,555,726
365,249	Denso Corp (1)	13,209,368
648	Dentsu Inc (1)	1,513,525
1,257	East Japan Railway (1)	10,385,080
146,100	Eisai Co (1)	6,012,400
128,440	Fanuc Ltd (1)	11,306,467
1,025	Fuji Television Network (1)	1,617,401
298,000	Gunma Bank (1)	2,061,277
628,432	Honda Motor (1)	19,831,057
244,638	HOYA Corp (1)	6,669,923
182,610	Ibiden Co (1)	11,815,530
452,000	ITOCHU Corp (1)	4,147,124
3,088	Japan Tobacco (1)	16,450,170
62,779	JFE Holdings (1)	2,905,814
118,991	JS Group (1)	2,071,113
93,417	JSR Corp (1)	2,170,330
1,596	KDDI Corp (1)	10,793,936
259,630	Komatsu Ltd (1)	6,268,434
271,484	Kubota Corp (1)	1,956,632
30,100	Kyocera Corp (1)	2,405,067
210,096	Makita Corp (1)	7,805,686
612,551	Matsushita Electric Industrial (1)	13,094,762
384,273	Mitsubishi Corp (1)	10,074,154
464,000	Mitsubishi Electric (1)	4,325,584
2,247,032	Mitsubishi UFJ Financial (1)	22,259,484
408,800	Mitsui & Co (1)	8,416,018
98,793	Mitsui Fudosan (1)	2,264,909
1,350	Mizuho Financial (1)	6,399,575
75,941	Nintendo Co (1)	37,970,120
414,500	Nippon Electric Glass (1)	6,188,401
621	Nippon Telegraph & Telephone (1)	2,972,434
169,243	Nissan Motor (1)	1,624,633
206,978	Nitto Denko (1)	10,122,553
393,454	Nomura Holdings (1)	5,769,912
362,000	NSK Ltd (1)	3,156,537
6,461	NTT DoCoMo (1)	10,167,594
56,493	Olympus Corp (1)	1,894,123
73,220	Promise Co (1)	2,408,897
254,000	Ricoh Co (1)	3,967,524
141	Sapporo Hokuyo (1)	1,172,649
99,254	Seven & I (1)	2,456,846
209,000	Sharp Corp (1)	3,608,612
80,580	Shin-Etsu Chemical (1)	4,244,828
421,119	Shizuoka Bank (1)	4,622,804
289,898	Sony Corp (1)	13,863,765
229,061	Stanley Electric (1)	4,627,476
934,000	Sumitomo Chemical (1)	6,605,694
239,611	Sumitomo Corp (1)	3,312,009
228,500	Sumitomo Electric Industries (1) *	3,397,920
944,642	Sumitomo Heavy Industries (1)	7,803,061
1,026,318	Sumitomo Metal Industries (1)	4,847,057
1,975	Sumitomo Mitsui Financial (1)	15,610,379
548,633	Sumitomo Trust & Banking (1)	3,486,857
356,000	Suruga Bank (1)	4,233,032

3

829,900	Suzuki Motor (1)	20,910,847
105,482	Takata Corp (1)	2,782,840
130,196	Takeda Pharmaceutical (1)	7,908,363
91,200	Takefuji Corp (1)	2,586,261
329,286	Toray Industries (1)	2,230,482
862,094	Toyota Motor (1)	46,917,913
139,210	Yamada Denki (1)	14,872,962
278,977	Yamaha Motor (1)	6,309,164
127,505	Yamato Holdings (1)	1,773,086
		550,203,921
Russia—4.8%
4,427,000	AvtoVAZ	8,057,140
160,000	AvtoVAZ Sponsored GDR	1,419,835
499,420	Cherepovets MK Severstal Sponsored GDR †	10,412,907
206,374	Evraz Group Sponsored GDR †	15,041,342
2,327,952	Gazprom Sponsored ADR	111,042,379
5,033,537	HydroOGK OJSC * (3)	437,918
3,158	LUKOIL	213,165
177,211	LUKOIL Sponsored ADR	12,138,954
109,889	Mechel Sponsored ADR	10,164,733
47,861	MMC Norilsk Nickel	11,366,988
163,747	MMC Norilsk Nickel Sponsored ADR	39,933,800
1,169,091	NovaTek OAO	7,716,001
176,283	NovaTek OAO Sponsored GDR †	11,634,678
218,237	NovaTek OAO Sponsored GDR - Registered Shares (1)	14,481,623
632,923	Novorossiysk Sea Trade Port GDR (2) * †	8,582,436
31,488	Open Investments *	8,092,416
652,224	Pharmstandard Sponsored GDR * †	15,033,763
350,926	Polyus Gold	17,897,226
1,048,918	Rosneft Oil	7,289,980
1,540,919	Rosneft Oil Sponsored GDR (1)	10,987,902
13,427,059	Sberbank	48,337,412
1,114,080	Sistema-Hals GDR * †	9,503,102
2,378,805	Uralkali *	16,413,755
64,997	Uralkali Sponsored GDR * †	2,242,397
193,659	Uralsvyazinform Sponsored ADR	1,839,761
1,661,152	VTB Bank Sponsored GDR * †	13,289,216
115,096	Wimm-Bill-Dann Foods	9,564,478
121,493	Wimm-Bill-Dann Foods Sponsored ADR (2)	14,093,188
405,594	X 5 Retail Sponsored GDR - Registered (1) (2) *	13,053,444
		450,281,939
Switzerland—4.5%
947,324	ABB Ltd (1)	23,619,367
140,946	BKW FMB Energie	17,662,113
878,351	Compagnie Financiere Richemont (Unit) (1)	50,058,681
300,858	Credit Suisse - Registered (1)	16,991,036
64,716	Flughafen Zuerich - Registered (1)	22,862,076
547,276	Holcim Ltd	52,784,758
124,372	Nestle SA - Registered	55,391,126
16,371	Nobel Biocare Holding (1)	4,038,800
141,980	Roche Holding	25,633,641
14,272	SGS SA (1)	18,482,189
183,121	Swatch Group (1)	49,110,798
75,037	Synthes Inc (1)	9,554,594

4

549,486	UBS AG - Registered (1)	22,659,655
669,729	Xstrata PLC (1)	51,184,616
		420,033,450
Poland—4.2%
102,244	Bank BPH (1)	4,032,241
804,820	Bank Handlowy w Warszawie (1)	30,109,410
3,318,348	Bank Millenium (1)	10,861,621
1,326,742	Bank Pekao (1)	106,497,104
466,451	Bank Zachodni WBK (1)	36,267,125
46,969	BRE Bank (1) *	7,230,543
53,993	ING Bank Slaski (1)	13,498,708
5,453,562	PKO Bank Polski (1)	101,732,093
7,374,514	Polskie Gornictwo Naftowe I Gazownictwo (1)	13,435,789
7,446,273	Telekomunikacja Polska (1)	70,969,902
		394,634,536
Australia—4.2%
2,523,260	BHP Billiton (1)	84,370,087
108,147	Consolidated Media	430,436
108,147	Crown Ltd *	1,125,311
690,724	Fairfax Media (1) (2)	2,488,063
15,679,374	Macquarie Airports (1)	55,211,007
2,903,704	Newcrest Mining	90,512,902
900,473	Rio Tinto (1) (2)	99,171,814
606,268	Rio Tinto (1)	60,493,182
		393,802,802
Hungary—4.1%
14,941,215	Magyar Telekom Telecommunications (1)	72,411,404
60,360	MOL Hungarian Oil and Gas (1)	8,102,785
6,316,238	OTP Bank (1)	271,091,575
144,138	Richter Gedeon (1)	31,998,802
		383,604,566
Finland—2.8%
149,149	Elisa Oyj (1)	4,211,179
1,671,312	Fortum Oyj (1)	67,317,272
371,080	Kemira Oyj (1)	5,145,005
203,230	Kesko Oyj - Class B (1)	10,348,531
99,697	Metso Oyj (1)	4,662,443
2,554,587	Nokia Oyj (1)	93,566,126
113,372	Nokian Renkaat (1)	3,836,662
723,966	Orion Oyj - Class B (1)	16,211,149
255,499	Outotec Oyj (1)	12,334,662
343,952	Pohjola Bank - Class A	6,141,619
623,576	Ramirent Oyj (1)	9,658,682
382,814	Sanoma-WSOY Ojy (1) (2)	9,953,417
846,858	YIT Oyj (1)	17,813,065
		261,199,812
Austria—2.6%
161,785	CA Immobilien Anlagen *	3,320,009
839,146	Erste Bank der Oesterreichischen Sparkassen (1)	45,451,847
2,019,738	Immoeast AG (1) *	17,740,962
197,493	Oesterreichische Elektrizitaetswirtschafts - Class A (1)	12,997,612
828,991	OMV AG (1)	59,347,540
433,577	Raiffeisen International Bank (1)	55,117,648
109,498	Telekom Austria	3,043,044

5

379,848	Vienna Insurance (1)	29,142,284
354,804	Wienerberger AG (1)	16,355,928
		242,516,874
Canada—2.4%
407,148	Cameco Corp	13,730,442
71,189	Canadian Natural Resources	4,533,868
331,226	Imperial Oil	16,216,341
4,288,572	Ivanhoe Mines *	41,898,864
365,427	OPTI Canada *	5,998,628
478,845	Potash Corp of Saskatchewan	67,362,216
301,942	Research In Motion *	28,346,315
375,025	Suncor Energy	35,114,422
541,166	Talisman Energy	8,513,085
1,072,420	UTS Energy *	5,658,872
		227,373,053
Italy—2.2%
92,018	Autogrill SpA (1)	1,554,957
93,202	Banca Popolare dell’ Emilia Romagna (1)	2,060,898
1,829,487	Banca Popolare di Milano (1)	23,075,018
309,222	Banca Popolare di Sondrio (1) (2)	4,447,599
139,556	Bulgari SpA (1)	1,647,951
1,221,905	Buzzi Unicem (1)	29,242,395
1,403,895	Credito Emiliano (1)	17,763,757
61,037	Finmeccanica SpA (1)	1,828,266
273,764	Geox SpA (1)	4,654,782
5,322,791	Intesa Sanpaolo (1)	36,409,117
389,940	Italcementi SpA (1)	7,771,840
49,275	Lottomatica SpA (1) (2)	1,806,354
530,570	Mediobanca SpA (1)	10,056,531
4,091,847	Telecom Italia (1)	12,338,129
5,974,952	UniCredito SpA (1)	43,815,161
327,910	Unione di Banche Italiane (1) (2)	8,155,965
		206,628,720
Czech Republic—2.1%
929,409	Komercni Banka (1)	193,024,346

Hong Kong—1.7%
7,147,779	China Merchants Holdings International (1)	34,758,713
822,821	China Mobile (1)	12,152,351
8,319,909	Galaxy Entertainment (1) * (4)	6,299,396
15,428,123	GOME Electrical Appliances	34,746,774
1,843,323	Hutchison Telecommunications International (1)	2,587,294
8,573,505	Melco International Development (1)	12,035,933
904,740	Melco PBL Entertainment Sponsored ADR (2) *	10,947,354
32,695,207	Shun Tak (1)	45,916,024
		159,443,839
Sweden—1.6%
315,452	Getinge AB - Class B (1) (2)	7,331,130
171,347	Hennes & Mauritz - Class B (1)	9,231,165
230,599	Modern Times - Class B (1)	13,818,234
3,610,814	Nordea Bank (1)	48,599,771
274,320	OMX AB	11,295,504
1,839,285	Swedbank AB (1)	47,146,392
3,286,518	Telefonaktiebolaget LM Ericsson - Class B (1)	7,404,537

6

864,699	TeliaSonera AB (1)	7,612,890
		152,439,623
Norway—1.5%
494,764	Aker Kvaerner (1)	9,183,357
2,287,034	DnB NOR (1)	29,692,015
1,383,490	Norsk Hydro (1)	16,482,286
1,969,127	StatoiHydro ASA (1)	51,191,974
458,806	Telenor ASA (1) *	9,439,426
543,213	Yara International (1)	26,114,632
		142,103,690
Mexico—1.5%
5,123,347	America Movil SAB de CV - Class L	15,407,566
259,940	America Movil SAB de CV Sponsored ADR - Class L	15,562,608
1,936,259	Controladora Comercial Mexicana (Unit)	4,831,588
5,222,028	Corporacion Moctezuma	11,196,696
160,224	Fomento Economico Mexicano	5,764,860
8,349,499	Fomento Economico Mexicano Sponsored ADR	30,094,541
1,112,550	Grupo Cementos de Chihuahua	6,424,262
7,050,924	Grupo Financiero Banorte	29,323,868
744,676	Grupo Televisa Sponsored ADR	16,569,041
1,908,777	Urbi Desarrollos Urbanos *	6,754,656
		141,929,686
Spain—1.5%
28,816	Acciona SA (1)	7,305,586
1,100,855	Banco Bilbao Vizcaya Argentaria (1)	23,124,044
106,672	Gamesa Corporacion Tecnologica (1)	4,048,403
1,951,717	Iberdrola Renovables (2) *	15,662,240
2,152,722	Iberdrola SA (1)	32,777,878
57,202	Inditex SA (1)	2,859,690
1,902,072	Telefonica SA (1)	55,468,050
		141,245,891
Netherlands—1.5%
478,161	ING Groep (1)	15,503,154
2,977,847	KKR Private Equity Investors (Unit) (2)	49,878,937
120,206	Koninklijke Vopak (1) (2)	6,057,268
1,516,107	Royal KPN (1)	27,405,034
206,515	TNT NV (1)	7,618,467
1,027,681	Unilever NV (1)	33,302,536
		139,765,396
Belgium—1.2%
733,727	Fortis (1)	16,447,566
42,614	Groupe Bruxelles Lambert (1)	4,930,334
828,662	KBC Ancora (1)	80,954,935
52,617	KBC Groep (1)	6,681,766
		109,014,601
Ireland—0.9%
395,632	CRH PLC (1)	14,871,649
8,346,052	Dragon Oil *	64,252,332
		79,123,981
Denmark—0.8%
5,202	ALK-Abello A/S (1) (2)	568,901
43,425	Carlsberg A/S - Class B (1) (2)	4,568,093
47,939	Danske Bank (1)	1,710,149
216,491	FLSmidth & Co (1)	19,244,279

7

557,460	Novo Nordisk - Class B (1)	34,871,209
7,676	Rockwool International - Class B (1) (2)	1,380,811
104,774	Vestas Wind Systems (1) *	10,116,838
		72,460,280
Ukraine—0.7%
87,841,591	Raiffeisen Bank Aval	17,526,671
39,541	Ukrnafta Oil *	2,694,912
33,398	Ukrnafta Oil Sponsored ADR*	13,845,742
13,114,606	Ukrsotsbank JSCB *	3,368,034
92,477,349	UkrTelecom *	19,365,071
627,195	UkrTelecom Sponsored GDR	7,141,126
		63,941,556
China—0.6%
36,354,705	Beijing Capital International Airport - Class H (1)	47,431,575
4,488,518	Shenzhen Chiwan Wharf - Class B (1)	7,728,930
1,824,882	Weiqiao Textile - Class H (1)	2,313,680
		57,474,185
Greece—0.6%
5,043,309	Alapis Holding Industrial and Commercial (1) *	14,374,911
622,386	Hellenic Telecommunication Organization (1)	19,378,825
2,591,066	Marfin Investment Group (1)	18,777,232
		52,530,968
Romania—0.5%
1,922,691	BRD-Groupe Societe Generale	14,603,781
229,613,399	SNP Petrom	35,793,631
		50,397,412
Multinational—0.5%
231,026	Central European Media Enterprises - Class A (2) *	21,898,955
240,135	Millicom International Cellular *	25,439,902
		47,338,857
India—0.5%
128,869	Bharti Airtel	2,829,227
113,175	Oil & Natural Gas	2,840,944
336,749	State Bank of India GDR	37,884,262
		43,554,433
Cyprus—0.5%
236,334	AFI Development Sponsored GDR * †	1,902,490
1,554,803	Bank of Cyprus (1)	24,571,902
1,555,219	Marfin Popular Bank Public (1)	16,056,749
		42,531,141
Portugal—0.4%
1,822,302	Energias de Portugal (1)	11,574,974
3,653,552	Jeronimo Martins (1)	29,947,034
		41,522,008
South Korea—0.3%
50,645	Hyundai Motor (1) (4)	3,944,558
20,396	NHN Corp (1) *	4,448,848
31,609	Samsung Electronics (1)	20,267,391
		28,660,797
New Zealand—0.3%
10,687,223	Auckland International Airport (1)	23,244,566

South Africa—0.2%
450,124	Impala Platinum (1)	16,446,004

8

Indonesia—0.2%
26,391,170	Semen Gresik Persero (1)	16,181,714

Chile—0.1%
74,316	Sociedad Quimica y Minera de Chile Sponsored ADR (2)	13,171,025

Lebanon—0.1%
184,252	SOLIDERE - Class A	4,005,638
360,449	SOLIDERE GDR * †	7,764,071
		11,769,709
Thailand—0.1%
14,108,400	Bank of Ayudhya NVDR (1)	10,133,648

United Arab Emirates—0.1%
5,427,405	DP World *	5,264,583

Brazil—0.1%
341,782	Bovespa Holding	5,018,797

Philippines—0.1%
231,822	Ayala Corp (1)	2,728,386
5,911,338	Ayala Land (1)	2,085,636
		4,814,022
Turkey—0.0%
659,588	Turkiye Garanti Bankasi (1)	4,208,645

Morocco—0.0%
9,208	Ciments Du Maroc	3,146,385

Croatia—0.0%
41,502	Hrvatske Telekomunikacije Sponsored GDR * †	2,684,979

TOTAL COMMON STOCKS (Cost $7,090,605,151)		7,586,181,073

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—4.3%
India—2.1%
528,514	Bharti Airtel - Issued by CLSA, Expires 05/31/2010 * †	11,528,000
1,226,238	Canara Bank, Issued by Citigroup, Expires 10/24/2012	9,182,087
513,794	ICICI Bank, Issued by Citigroup, Expires 10/24/2012 †	14,893,860
29,989	ICICI Bank, Issued by CLSA, Expires 05/10/2010 †	873,586
443,063	Mahindra & Mehindra, Issued by CLSA, Expires 06/28/2010 †	7,483,334
147,895	Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010 †	3,716,601
1,125,724	State Bank of India, Issued by Citigroup, Expires 10/24/2012 †	64,869,116
1,130,142	State Bank of India, Issued by CLSA, Expires 05/13/2010 †	65,442,090
310,709	State Bank of India, Issued by Deutsche Bank AG, Expires 08/18/2017 †	17,913,757
345,255	Suzlon Energy, Issued by Citigroup, Expires 10/24/2012	2,695,406
14,500	Suzlon Energy, Issued by CLSA, Expires 06/22/2011 †	113,825
		198,711,662

9

Taiwan—1.4%
8,213,720	Cathay Financial, Issued by Citigroup, Expires 01/17/2012	19,712,928
13,366,515	Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012 * †	10,292,217
3,811,285	Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018 †	8,060,868
4,690,532	Far Eastern Textile, Issued by Citigroup, Expires 01/17/2012 †	6,388,505
6,732,705	First Financial, Issued by Citigroup, Expires 01/20/2010	5,318,837
5,260,128	Fubon Financial, Issued by Deutsche Bank AG London, Expires 03/13/2017	5,417,932
1,752,074	Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/19/2008 † (4)	9,236,934
2,541,237	Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017 †	8,259,020
2,991,747	Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	5,573,625
448	TWSEBKI Tracking Basket, Issued by Merrill Lynch, Expires 01/17/2013 †	42,116,816
6,701,309	Yuanta Financial, Issued by Citigroup, Expires 01/17/2012 * †	5,019,280
		125,396,962
Russia—0.8%
552	Unified Energy System, Issued by Deutsche Bank AG London - Corporate Action, Expires 12/31/2009 * † (3)	0
552	Unified Energy System, Issued by Deutsche Bank AG London - FAR EAST, Expires 12/31/2009 * † (3)	2,073,312
552	Unified Energy System, Issued by Deutsche Bank AG London - FSK, Expires 12/31/2009 * † (3)	8,813,701
552	Unified Energy System, Issued by Deutsche Bank AG London - InterRAO UES, Expires 12/31/2009 * † (3)	1,502,091
552	Unified Energy System, Issued by Deutsche Bank AG London - MRSK HLD, Expires 12/31/2009 * † (3)	9,579,408
552	Unified Energy System, Issued by Deutsche Bank AG London - OGK1, Expires 12/31/2009 * † (3)	6,027,249
552	Unified Energy System, Issued by Deutsche Bank AG London - OGK2, Expires 12/31/2009 * † (3)	3,455,520
552	Unified Energy System, Issued by Deutsche Bank AG London - OGK3, Expires 12/31/2009 * † (3)	2,838,660
552	Unified Energy System, Issued by Deutsche Bank AG London - OGK4, Expires 12/31/2009 * † (3)	6,805,299
552	Unified Energy System, Issued by Deutsche Bank AG London - OGK6, Expires 12/31/2009 * † (3)	3,382,777
552	Unified Energy System, Issued by Deutsche Bank AG London - OGK7 HYDRO, Expires 12/31/2009 * † (3)	16,011,610
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK1, Expires 12/31/2009 * † (3)	2,490,359
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK2, Expires 12/31/2009 * † (3)	573,324
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK3, Expires 12/31/2009 * † (3)	4,172,872
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK4, Expires 12/31/2009 * † (3)	937,081
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK6, Expires 12/31/2009 * † (3)	812,152
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK7, Expires 12/31/2009 * † (3)	1,864,347

10

552	Unified Energy System, Issued by Deutsche Bank AG London - TGK8, Expires 12/31/2009 * † (3)	1,305,458
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK9, Expires 12/31/2009 * † (3)	1,077,896
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK10, Expires 12/31/2009 * † (3)	1,565,030
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK11, Expires 12/31/2009 * † (3)	478,082
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK12, Expires 12/31/2009 * † (3)	926,035
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK13, Expires 12/31/2009 * † (3)	804,893
552	Unified Energy System, Issued by Deutsche Bank AG London - TGK14, Expires 12/31/2009 * † (3)	171,584

		77,668,740

TOTAL WARRANTS (Cost $323,817,485)		401,777,364

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—1.4%
Brazil—0.7%
1,391,694	Petroleo Brasileiro (1)	63,438,143

Russia—0.5%
2,621,234	Sberbank	5,897,776
47,697	Silvinit (3) *	29,333,655
7,015,479	URSA Bank	11,154,612
		46,386,043
Germany—0.2%
39,085	Fresenius SE (1)	3,041,028
99,480	Volkswagen AG (1)	13,792,086
		16,833,114
Philippines—0.0%
8,687,023	Ayala Land * (3)	21,420

TOTAL PREFERRED STOCKS (Cost $112,748,278)		126,678,720

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—0.6%
India—0.5%
1,837,594	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 10/24/2012 †	42,264,662
170,000	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by CLSA, Expires 03/22/2012 †	4,023,900
		46,288,562
Brazil—0.1%
150,244	IShares MSCI Brazil (2)	11,492,164

TOTAL INVESTMENT FUNDS (Cost $35,832,310)		57,780,726

11

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.4%
United States—0.4%
		U.S. Treasury Bills
5,000,000	USD	1.600% due 03/06/2008 (4)	4,992,444
9,500,000	USD	2.030% due 03/20/2008 (4)	9,474,286
10,000,000	USD	2.070% due 03/20/2008 (4)	9,972,400
15,000,000	USD	1.660% due 03/27/2008 (4)	14,961,957
			39,401,087

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,401,087)			39,401,087

			Market
Face			Value
Value		Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—2.7%
United States—2.7%
254,034,877	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $254,034,877)	254,034,877

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—7.1%
United States—7.1%
665,235,035	USD	State Street Bank and Trust Repurchase Agreement, dated 01/31/2008, due 02/01/2008, with a maturity value of $665,264,601 and an effective yield of 1.60%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.250%-7.250%, maturities ranging from 03/14/2008-05/25/2034, and an aggregate market value of $678,552,933. (Cost $665,235,035)	665,235,035

TOTAL INVESTMENTS — 97.8% (Cost $8,521,674,223)			9,131,088,882
Other Assets and Liabilities (NET) — 2.2%			204,572,586
TOTAL NET ASSETS — 100.0%			$9,335,661,468

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.
(2)	All or a portion of this security was on loan to brokers at January 31, 2008.
(3)	Illiquid security
(4)	Security has been pledged for futures collateral.
*	Non-income producing security.

12

†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $8,584,829,011.

Glossary of Currencies

USD	— United States Dollar

13

JULIUS BAER INVESTMENT FUNDS

JULIUS  BAER INTERNATIONAL EQUITY FUND II

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2008 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/12/2008	AUD	68,392,688	60,790,972	59,582,342	$1,208,630
03/06/2008	CAD	145,444,464	144,138,714	144,165,316	(26,602)
02/14/2008	CHF	22,708,000	20,942,876	20,252,036	690,840
02/15/2008	CHF	31,637,500	29,178,858	28,298,047	880,811
05/05/2008	CHF	50,324,000	46,464,217	46,626,517	(162,300)
02/07/2008	DKK	5,249,318	1,042,504	1,025,518	16,986
03/10/2008	EUR	32,291,000	47,763,868	46,949,499	814,369
02/04/2008	GBP	8,958,476	17,809,450	17,818,408	(8,958)
02/27/2008	GBP	4,500,000	8,933,687	9,217,800	(284,113)
02/29/2008	GBP	34,554,900	68,592,366	70,981,202	(2,388,836)
03/14/2008	GBP	24,500,000	48,590,732	50,027,040	(1,436,308)
03/10/2008	HKD	1,798,255,613	230,857,580	231,441,391	(583,811)
02/04/2008	INR	225,145,307	5,717,976	5,724,518	(6,542)
02/27/2008	INR	1,689,229,812	42,833,132	42,534,114	299,018
02/01/2008	JPY	975,130,867	9,171,229	9,082,814	88,415
02/08/2008	JPY	4,034,737,744	37,958,049	35,613,783	2,344,266
02/14/2008	JPY	2,222,000,000	20,913,111	20,517,459	395,652
02/19/2008	JPY	7,561,971,000	71,197,487	67,510,966	3,686,521
02/20/2008	JPY	18,541,689,363	174,586,226	169,205,881	5,380,345
02/26/2008	JPY	2,154,286,400	20,293,189	19,781,153	512,036
02/29/2008	JPY	12,561,096,700	118,349,799	115,532,027	2,817,772
03/21/2008	JPY	19,135,025,717	180,529,412	172,592,997	7,936,415
04/22/2008	JPY	530,634,445	5,015,968	4,987,168	28,800
03/03/2008	KRW	37,186,784,318	39,356,695	40,534,973	(1,178,278)
03/24/2008	KRW	56,915,512,500	60,213,873	60,926,381	(712,508)
02/29/2008	NOK	152,875,400	28,050,275	27,859,859	190,416
02/01/2008	PLN	6,711,646	2,755,248	2,752,931	2,317
02/19/2008	TRY	23,356,984	19,778,012	19,561,963	216,049
02/04/2008	TWD	1,994,807,810	62,024,713	62,259,927	(235,214)
03/21/2008	TWD	1,077,688,395	33,666,978	33,453,000	213,978
04/16/2008	TWD	3,816,360,607	119,475,685	118,895,852	579,833
05/05/2008	TWD	1,216,832,765	38,167,362	38,061,701	105,661

Net unrealized appreciation on forward foreign exchange contracts to buy					$21,385,660

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/06/2008	CAD	63,245,065	62,677,273	61,690,465	$(986,808)
02/25/2008	CZK	422,279,000	23,979,467	23,045,245	(934,222)
03/20/2008	CZK	26,279,692	1,491,540	1,442,798	(48,742)
03/10/2008	EUR	32,291,000	47,763,868	47,073,884	(689,984)
03/18/2008	EUR	160,000,000	236,605,206	231,119,998	(5,485,208)
04/30/2008	EUR	81,338,510	120,101,816	119,933,632	(168,184)
02/27/2008	GBP	4,500,000	8,933,687	9,095,670	161,983
02/29/2008	GBP	34,554,900	68,592,366	69,849,620	1,257,254
03/14/2008	GBP	24,500,000	48,590,732	49,377,790	787,058
03/18/2008	GBP	70,251,000	139,293,211	140,395,907	1,102,696
02/19/2008	HUF	14,709,674,550	84,161,384	84,045,678	(115,706)
03/20/2008	HUF	26,922,463	153,486	151,847	(1,639)
02/26/2008	JPY	2,154,286,400	20,293,188	19,583,347	(709,841)
02/21/2008	MXN	488,674,219	45,092,805	44,433,008	(659,797)
02/19/2008	PLN	220,320,347	90,363,803	87,869,451	(2,494,352)
02/19/2008	TRY	32,236,060	27,296,555	26,390,553	(906,002)
02/04/2008	TWD	1,994,807,810	62,024,713	61,914,366	(110,347)
02/05/2008	ZAR	13,514,596	1,801,850	1,850,047	48,197

Net unrealized depreciation on forward foreign exchange contracts to sell					$(9,953,644)

1

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
ZAR	— South African Rand

2

Julius Baer Funds

Julius Baer International Equity II Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	26.2%	$2,450,955,527
Materials	12.2	1,138,084,174
Industrials	9.1	851,524,948
Energy	8.7	808,701,030
Consumer Discretionary	7.6	713,527,514
Telecommunications	6.7	623,788,777
Consumer Staples	5.4	501,430,817
Utilities	5.3	494,347,350
Healthcare	3.5	331,177,522
Information Technology	2.8	258,880,223
Cash & Cash Equivalents	10.3	958,671,000	*
Total Investments	97.8	9,131,088,882
Other Assets and Liabilities (Net)	2.2	204,572,586	*
Net Assets	100.0%	$9,335,661,468

See Notes to Financial Statements.

*	Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $685,395,804 and notional market value for futures, which is 7.34% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—41.9%

		Federal Home Loan Mortgage Corporation
USD	2,528,003	4.713% due 09/01/2035 (2)	2,626,621
USD	2,511,835	4.922% due 04/01/2036 (2)	2,512,680
USD	4,096,097	5.632% due 12/01/2036 (2)	4,212,050
USD	1,138,023	5.511% due 01/01/2037 (2)	1,170,680
USD	5,464,893	5.182% due 02/01/2037 (2)	5,563,474
USD	3,219,633	5.497% due 03/01/2037 (2)	3,306,188
USD	1,429,704	5.620% due 04/01/2037 (2)	1,465,205
USD	3,865,070	5.618% due 07/01/2037 (2)	3,957,848
USD	1,700,000	5.000% due 02/01/2038 *	1,692,298
USD	10,200,000	6.500% due 02/01/2038 *	10,596,841
USD	23,980,000	5.000% due 03/01/2038 *	23,833,866
USD	89,100,000	6.500% due 03/01/2038 *	92,399,462
			153,337,213
		Federal National Mortgage Association Corporation
USD	1,491,232	4.333% due 01/01/2034 (2)	1,524,040
USD	4,035,451	4.228% due 10/01/2034 (2)	4,087,209
USD	63,966	5.500% due 05/01/2035	64,862
USD	131,712	5.500% due 06/01/2035	133,556
USD	3,138,429	4.731% due 11/01/2035 (2)	3,237,207
USD	2,439,773	5.539% due 02/01/2036 (2)	2,501,094
USD	830,698	6.000% due 06/01/2036	853,074
USD	163,843	6.000% due 11/01/2036	168,182
USD	901,598	5.000% due 12/01/2036	898,154
USD	992,377	6.000% due 12/01/2036	1,018,655
USD	1,436,490	5.000% due 01/01/2037	1,431,002
USD	4,149,137	5.000% due 02/01/2037	4,132,628
USD	2,225,868	5.000% due 03/01/2037	2,217,375
USD	2,791,034	5.367% due 03/01/2037 (2)	2,920,212
USD	4,459,530	5.500% due 03/01/2037	4,521,235
USD	856,004	6.000% due 03/01/2037	878,671
USD	1,022,403	5.000% due 04/01/2037	1,018,505
USD	9,519,952	5.000% due 05/01/2037	9,483,660
USD	26,857	6.000% due 05/01/2037	27,567
USD	1,222,543	5.000% due 06/01/2037	1,217,882
USD	169,268	5.500% due 06/01/2037	171,583
USD	13,120,276	5.887% due 06/01/2037 (2)	13,493,384
USD	1,565,293	6.000% due 06/01/2037	1,606,695
USD	972,415	5.000% due 07/01/2037	968,709
USD	12,618,149	5.500% due 07/01/2037	12,790,685
USD	487,503	6.000% due 07/01/2037	500,397
USD	1,879,785	5.500% due 08/01/2037	1,905,621
USD	6,299,045	5.928% due 08/01/2037 (2)	6,496,040
USD	19,899,462	6.000% due 08/01/2037	20,425,806
USD	937,952	5.000% due 09/01/2037	934,376
USD	1,955,910	6.000% due 09/01/2037	2,007,644
USD	382,235	5.500% due 10/01/2037	387,462
USD	5,706,282	5.644% due 10/01/2037 (2)	5,865,170

1

			Market
	Face		Value
Currency	Value		(Note 2)

USD	6,620,565	6.000% due 10/01/2037	6,802,439
USD	2,523,716	5.500% due 11/01/2037	2,558,224
USD	13,263,633	6.000% due 11/01/2037	13,614,458
USD	854,890	5.500% due 12/01/2037	866,580
USD	6,493,045	5.813% due 12/01/2037 (2)	6,834,817
USD	11,972,477	5.888% due 12/01/2037 (2)	12,331,652
USD	3,981,605	6.000% due 12/01/2037	4,086,919
USD	2,000,000	6.000% due 01/01/2038	2,052,964
USD	2,700,000	5.500% due 02/01/2038 *	2,735,859
USD	2,700,000	6.000% due 02/01/2038 *	2,770,454
USD	24,200,000	5.500% due 03/01/2038 *	24,483,600
USD	3,220,442	5.600% due 01/01/2047 (2)	3,314,259
			192,340,567
		Government National Mortgage Association
USD	51,344	7.000% due 04/15/2032	54,979
USD	4,189,817	6.000% due 03/15/2037	4,329,626
USD	3,073,889	6.000% due 04/15/2037	3,176,461
USD	490,442	6.000% due 05/15/2037	506,808
USD	4,558,092	6.000% due 06/15/2037	4,710,190
USD	2,068,075	6.000% due 07/15/2037	2,137,084
USD	1,535,571	6.000% due 09/15/2037	1,586,811
USD	54,600,000	6.000% due 02/01/2038 *	56,383,018
			72,884,977
		U.S. Treasury Notes
USD	10,100,000	3.625% due 12/31/2012	10,479,548
USD	31,990,000	3.875% due 02/15/2013	33,582,014
USD	14,150,000	4.125% due 05/15/2015	14,870,773
USD	7,500,000	4.250% due 08/15/2015	7,935,353
USD	1,816,000	4.250% due 11/15/2017	1,907,652
			68,775,340

		Total U.S. Government and Agency Obligations (Cost $480,535,243)	487,338,097

CORPORATE BONDS—33.9%

		United States—26.3%
		Abbott Laboratories
USD	2,800,000	4.350% due 03/15/2014 (1)	2,769,768
USD	3,900,000	5.600% due 11/30/2017 (1)	4,077,785
			6,847,553
		American Express Bank
USD	5,500,000	5.550% due 10/17/2012	5,710,705

		American General
USD	4,900,000	7.500% due 08/11/2010	5,269,455

		Archer Daniels Midland
USD	7,900,000	6.450% due 01/15/2038 (1)	8,226,436

2

			Market
	Face		Value
Currency	Value		(Note 2)

		AT&T Inc
USD	11,800,000	5.500% due 02/01/2018 (1)	11,862,044

		Bank of America
USD	9,430,000	8.000% due 12/29/2049 (1) (2)	9,812,253

		Bear Stearns
USD	900,000	7.250% due 02/01/2018	901,548

		Bottling Group
USD	2,700,000	5.500% due 04/01/2016 (1)	2,817,793

		Burlington Northern Santa Fe
USD	1,650,000	6.150% due 05/01/2037 (1)	1,596,621

		Cargill Inc
USD	5,000,000	4.375% due 06/01/2013 † (1)	4,875,355

		CIT Group
USD	800,000	7.625% due 11/30/2012	789,625
USD	2,500,000	5.400% due 01/30/2016	2,035,348
			2,824,973
		Citigroup Inc
USD	1,300,000	6.000% due 08/15/2017	1,360,546
USD	3,500,000	6.125% due 11/21/2017	3,697,344
			5,057,890
		Coca-Cola Co
USD	4,250,000	5.350% due 11/15/2017 (1)	4,459,036

		Comcast Corp
USD	690,000	6.300% due 11/15/2017 (1)	712,226
USD	4,200,000	6.950% due 08/15/2037 (1)	4,330,347
			5,042,573
		ConocoPhillips
USD	3,300,000	8.750% due 05/25/2010 (1)	3,676,764

		Consolidated Edison
USD	2,050,000	5.500% due 09/15/2016	2,104,870

		Credit Suisse
USD	1,400,000	5.500% due 08/16/2011	1,470,622
USD	1,850,000	6.125% due 11/15/2011 (1)	1,969,147
USD	3,000,000	4.875% due 01/15/2015	2,978,691
			6,418,460
		CVS Caremark
USD	3,150,000	5.750% due 06/01/2017 (1)	3,261,148

		Eli Lilly
USD	11,550,000	5.550% due 03/15/2037 (1)	11,104,540

3

			Market
	Face		Value
Currency	Value		(Note 2)

		Estee Lauder
USD	4,300,000	5.550% due 05/15/2017 (1)	4,404,516

		General Electric
USD	9,800,000	5.250% due 12/06/2017	9,905,144

		General Electric Capital
USD	6,000,000	5.875% due 01/14/2038	5,883,762

		GlaxoSmithKline Capital
USD	4,950,000	4.375% due 04/15/2014 (1)	4,889,229

		Grand Metropolitan Investment
USD	800,000	7.450% due 04/15/2035	913,498

		Harley-Davidson Funding
USD	9,100,000	5.250% due 12/15/2012 † (1)	9,262,481

		Hewlett-Packard Co
USD	1,000,000	5.250% due 03/01/2012 (1)	1,049,005

		Honeywell International
USD	3,100,000	5.700% due 03/15/2037 (1)	3,018,231

		HSBC Bank
USD	3,600,000	5.875% due 11/01/2034	3,371,047

		HSBC Finance
USD	600,000	4.125% due 12/15/2008	601,940

		IBM International Group Capital
USD	8,950,000	5.050% due 10/22/2012 (1)	9,316,377

		Jefferies Group
USD	1,000,000	6.450% due 06/08/2027 (1)	900,616

		JP Morgan Chase Bank
USD	800,000	5.875% due 06/13/2016	818,472
USD	4,650,000	6.000% due 07/05/2017	4,836,437
			5,654,909
		JPMorgan Chase
USD	10,890,000	6.000% due 01/15/2018	11,322,823

		Kellogg Co
USD	4,080,000	2.875% due 06/01/2008 (1)	4,067,609
USD	3,250,000	5.125% due 12/03/2012 (1)	3,360,565
			7,428,174
		Kimberly-Clark Corp
USD	5,790,000	6.125% due 08/01/2017 (1)	6,234,284

4

			Market
	Face		Value
Currency	Value		(Note 2)

		Kohl’s Corp
USD	1,180,000	6.250% due 12/15/2017(1)	1,173,968

		Kraft Foods
USD	6,380,000	6.125% due 02/01/2018	6,488,045

		Lehman Brothers
USD	5,800,000	5.625% due 01/24/2013	5,881,241

		McCormick & Co
USD	2,200,000	5.750% due 12/15/2017 (1)	2,229,524

		Merna Reinsurance, Series B
USD	2,700,000	6.580% due 07/07/2010 † (2)	2,667,600

		Merrill Lynch
USD	11,400,000	5.450% due 02/05/2013	11,430,085

		Morgan Stanley
USD	11,890,000	5.950% due 12/28/2017	12,024,963

		National Rural Utilities
USD	5,650,000	5.750% due 12/01/2008	5,726,902

		PepsiCo Inc
USD	1,600,000	4.650% due 02/15/2013	1,662,886

		Pfizer Inc
USD	1,900,000	4.500% due 02/15/2014	1,926,497

		Private Export Funding, Series D
USD	3,040,000	5.870% due 07/31/2008	3,086,573

		SC Johnson & Son
USD	3,500,000	5.750% due 02/15/2033 †	3,389,498

		Southern Co, Series A
USD	4,700,000	5.300% due 01/15/2012 (1)	4,863,212

		SunTrust Banks
USD	3,900,000	6.000% due 09/11/2017	3,996,626

		Toyota Motor Credit
USD	9,610,000	2.875% due 08/01/2008	9,571,205

		United Parcel Service
USD	9,290,000	6.200% due 01/15/2038 (1)	9,780,493

		Wachovia Corp
USD	4,300,000	5.750% due 06/15/2017	4,324,777

5

			Market
	Face		Value
Currency	Value		(Note 2)

USD	4,600,000	5.750% due 02/01/2018	4,619,049
			8,943,826
		Wal-Mart Stores
USD	6,300,000	6.500% due 08/15/2037	6,629,515

		Wells Fargo
USD	8,700,000	4.375% due 01/31/2013	8,707,308
USD	4,290,000	5.625% due 12/11/2017	4,417,044
			13,124,352
		Wyeth
USD	1,900,000	5.500% due 02/01/2014 (1)	1,970,908
USD	3,250,000	5.450% due 04/01/2017 (1)	3,307,164
			5,278,072
			305,901,136
		United Kingdom—2.4%
		AstraZeneca PLC
USD	3,650,000	5.400% due 06/01/2014 (1)	3,761,727
USD	2,200,000	6.450% due 09/15/2037 (1)	2,388,813
			6,150,540
		Diageo Capital
USD	4,900,000	5.125% due 01/30/2012(1)	5,011,725

		Lloyds TSB
USD	3,500,000	6.267% due 11/29/2049 † (1) (2)	3,100,199

		Royal Bank of Scotland
USD	3,700,000	7.640% due 03/31/2049 (1) (2)	3,796,008

		Standard Chartered Bank
USD	3,450,000	6.400% due 09/26/2017 †	3,611,039

		Vodafone Group
USD	5,900,000	6.150% due 02/27/2037 (1)	5,800,137

			27,469,648

		Germany—0.8%
		Deutsche Bank
USD	9,260,000	5.375% due 10/12/2012	9,757,345

		France—0.7%
		AXA SA
USD	5,400,000	8.600% due 12/15/2030	6,123,514

		Lafarge SA
USD	2,000,000	7.125% due 07/15/2036 (1)	1,894,948

			8,018,462

6

			Market
	Face		Value
Currency	Value		(Note 2)

		Canada—0.7%
		Alcan Inc
USD	2,850,000	7.250% due 03/15/2031 (1)	3,138,135

		Thomson Corp
USD	4,250,000	5.700% due 10/01/2014 (1)	4,394,245

			7,532,380

		Chile—0.6%
		Celulosa Arauco y Constitucion
USD	3,600,000	7.750% due 09/13/2011	3,944,779

		Transelec SA
USD	3,000,000	7.875% due 04/15/2011	3,211,929

			7,156,708

		Russia—0.6%
		Norilsk Nickel Finance
USD	3,500,000	7.125% due 09/30/2009	3,580,150

		VTB Capital
USD	3,300,000	5.494% due 08/01/2008 † (2)	3,287,625

			6,867,775

		Australia—0.5%
		BHP Billiton Finance
USD	6,410,000	5.400% due 03/29/2017	6,312,869

		Brazil—0.5%
		Embraer Overseas
USD	2,350,000	6.375% due 01/24/2017 (1)	2,259,055

		Petrobras International Finance
USD	3,250,000	5.875% due 03/01/2018 (1)	3,273,179

			5,532,234

		Norway—0.4%
		StatoilHydro ASA
USD	5,000,000	6.360% due 01/15/2009 (1)	5,124,900

		Mexico—0.4%
		Monterrey Power
USD	4,181,348	9.625% due 11/15/2009 †	4,557,669

		Total Corporate Bonds (Cost $391,436,304)	394,231,126

7

			Market
	Face		Value
Currency	Value		(Note 2)

ASSET BACKED SECURITIES—24.7%

		United States—24.5%
		American Express Credit Account Master Trust
USD	4,600,000	Series 2003-1, Class A, 4.346% due 09/15/2010 (1) (2)	4,602,218
USD	8,050,000	Series 2003-2, Class A, 4.350% due 10/15/2010 (1) (2)	8,051,400
USD	1,170,000	Series 2005-3, Class A, 4.236% due 01/18/2011 (1) (2)	1,169,470
			13,823,088
		Banc of America Commercial Mortgage
USD	2,000,000	Series 2002-2, Class A3, 5.118% due 07/11/2043 (1)	2,008,620
USD	10,270,000	Series 2006-2, Class A4, 5.740% due 05/10/2045 (1) (2)	10,463,789
USD	8,500,000	Series 2006-5, Class A4, 5.414% due 09/10/2047 (1)	8,421,469
			20,893,878
		Bear Stearns Commercial Mortgage Securities
USD	3,205,000	Series 2006-PW14, Class A4, 5.201% due 12/11/2038 (1)	3,119,160
USD	10,700,000	Series 2007-PWR16, Class A4, 5.173% due 06/11/2040 (1) (2)	10,800,732
USD	12,400,000	Series 2005-PWR8, Class A4, 4.674% due 06/11/2041 (1)	11,999,743
			25,919,635
		Capital Auto Receivables Asset Trust
USD	2,324,669	Series 2004-2, Class A3, 3.580% due 01/15/2009 (1)	2,325,896
USD	4,840,841	Series 2006-1, Class A3, 5.030% due 10/15/2009 (1)	4,869,114
			7,195,010
		Capital One Prime Auto Receivables Trust
USD	5,262,120	Series 2006-1, Class A3, 4.990% due 09/15/2010 (1)	5,307,995

		Citibank Credit Card Issuance Trust
USD	6,100,000	Series 2003-A3, Class A3, 3.100% due 03/10/2010 (1)	6,099,971
USD	4,475,000	Series 2003-A6, Class A6, 2.900% due 05/17/2010 (1)	4,467,719
USD	12,600,000	Series 2008-A1, Class A1, 5.350% due 02/07/2020 (1)	12,540,276
			23,107,966
		CNH Equipment Trust
USD	1,991,745	Series 2007-A, Class A2, 5.130% due 10/15/2009 (1)	2,003,784
USD	5,000,000	Series 2007-C, Class A3A, 5.210% due 12/15/2011 (1)	5,117,000
			7,120,784
		Commercial Mortgage Pass Through Certificates
USD	7,500,000	Series 2006-C7, Class A4, 5.768% due 06/10/2046 (1) (2)	7,655,468

		Credit Suisse Mortgage Capital Certificates
USD	8,581,769	Series 2007-7, Class 3A1, 5.500% due 03/25/2023 (1)	8,659,546
USD	9,100,000	Series 2006-C4, Class A3, 5.467% due 09/15/2039 (1)	9,026,857
USD	10,200,000	Series 2006-C5, Class A3, 5.311% due 12/15/2039 (1)	9,995,529
			27,681,932
		Ford Credit Auto Owner Trust
USD	2,064,196	Series 2005-C, Class A3, 4.300% due 08/15/2009 (1)	2,069,019

		Ford Credit Floorplan Master Owner Trust
USD	7,000,000	Series 2005-1, Class A, 4.386% due 05/15/2010 (1) (2)	6,998,152

		GE Capital Commercial Mortgage Corporation
USD	6,700,000	Series 2002-1A, Class A3, 6.269% due 12/10/2035 (1)	6,998,967

8

			Market
	Face		Value
Currency	Value		(Note 2)

		Harley-Davidson Motorcycle Trust
USD	1,448,365	Series 2003-2, Class A2, 2.070% due 02/15/2011 (1)	1,447,836

		Honda Auto Receivables Owner Trust
USD	794,216	Series 2007-2, Class A1, 5.326% due 06/23/2008 (1)	795,425
USD	1,509,068	Series 2005-3, Class A3, 3.870% due 04/20/2009 (1)	1,511,160
USD	1,903,115	Series 2005-5, Class A3, 4.610% due 08/17/2009 (1)	1,910,078
USD	4,962,806	Series 2005-6, Class A3, 4.850% due 10/19/2009 (1)	4,988,024
			9,204,687
		John Deere Owner Trust
USD	1,295,385	Series 2005-A, Class A3, 3.980% due 06/15/2009 (1)	1,296,754

		JPMorgan Chase Commercial Mortgage Securities Corp
USD	1,920,000	Series 2002-CIB4, Class A3, 6.162% due 05/12/2034 (1)	1,999,586

		Lehman Brothers- UBS Commercial Mortgage Trust
USD	7,970,000	Series 2001-C3, Class A2, 6.365% due 12/15/2028 (1)	8,311,282

		Lehman Mortgage Trust
USD	10,863,372	Series 2007-10, Class 4A1, 6.000% due 12/25/2037 (1)	10,963,519

		MASTR Alternative Loans Trust
USD	6,537,952	Series 2007-HF1, Class 4A1, 7.000% due 10/25/2047 (1)	6,677,905

		MASTR Asset Securitization Trust
USD	6,542,519	Series 2007-2, Class A3, 6.250% due 01/25/2038 (1)	6,592,610

		Merrill Lynch/Countrywide Commercial Mortgage Trust
USD	5,300,000	Series 2007-9, Class A4, 5.700% due 09/12/2049 (1)	5,304,591

		Morgan Stanley Capital I
USD	2,600,000	Series 2006-T23, Class A4, 5.811% due 08/12/2041 (1) (2)	2,665,008
USD	8,650,000	Series 2006-IQ12, Class A4, 5.332% due 12/15/2043 (1)	8,489,726
USD	12,050,000	Series 2007-IQ13C, Class A4, 5.364% due 03/15/2044 (1)	11,813,830
			22,968,564
		Morgan Stanley Dean Witter Capital I
USD	486,326	Series 2001-TOP3, Class A4, 6.390% due 07/15/2033 (1)	505,098
USD	5,200,000	Series 2001-TOP5, Class A4, 6.390% due 10/15/2035 (1)	5,427,752
USD	7,500,000	Series 2002-TOP7, Class A2, 5.980% due 01/15/2039 (1)	7,758,691
			13,691,541
		Nelnet Student Loan Trust
USD	427,642	Series 2006-3, Class A1, 4.838% due 09/25/2012 (1) (2)	427,319

		Nissan Auto Receivables Owner Trust
USD	3,522,799	Series 2004-B, Class A4, 4.000% due 12/15/2009 (1)	3,529,650

		PG&E Energy Recovery Funding LLC
USD	5,190,845	Series 2005-1, Class A2, 3.870% due 06/25/2011 (1)	5,213,505

9

			Market
	Face		Value
Currency	Value		(Note 2)

		SLM Student Loan Trust
USD	2,468,551	Series 2007-2, Class A1, 3.311% due 04/25/2014 (1) (2)	2,469,460
USD	2,671,977	Series 2005-6, Class A3, 3.381% due 04/25/2018 (1) (2)	2,671,386
			5,140,846
		Small Business Administration
USD	2,237,683	Series 2005-P10B, Class 1, 4.940% due 08/10/2015 (1)	2,257,033
USD	3,792,397	Series 2006-P10A, Class 1, 5.408% due 02/10/2016 (1)	3,888,046
USD	6,304,828	Series 2007-P10A, Class 1, 5.459% due 02/10/2017	6,406,681
			12,551,760
		TIAA Seasoned Commercial Mortgage Trust
USD	7,500,000	Series 2007-C4, Class A3, 6.096% due 08/15/2039 (1) (2)	7,614,694

		U-Haul S Fleet LLC
USD	3,697,363	Series 2007-BT1, Class BT, 5.559% due 02/25/2020 † (1)	3,829,812

		Volkswagen Auto Lease Trust
USD	1,892,051	Series 2006-A, Class A2, 5.550% due 11/20/2008 (1)	1,897,159

		Volkswagen Auto Loan Enhanced Trust
USD	2,065,902	Series 2007-1, Class A2, 5.290% due 05/20/2009 (1)	2,075,920

			285,511,434

		Russia—0.2%
		City Mortgage MBS Finance B.V.
USD	1,714,642	Series 2006-1A, Class AFL, 6.011% due 09/10/2033 † (1) (2)	1,671,776

		Taganka Car Loan Finance PLC
USD	384,212	Series 2006-1A, Class A, 5.319% due 11/14/2013 † (1) (2)	383,851

			2,055,627

		Total Asset Backed Securities (Cost $285,811,254)	287,567,061

FOREIGN GOVERNMENT BONDS—2.1%

		United Kingdom—2.0%
		United Kingdom Treasury Note
GBP	11,200,000	5.000% due 09/07/2014	23,018,356

		France—0.1%
		CCCE - Principal Certificate
USD	1,400,000	Zero Coupon due 05/01/2009	1,350,346

		Total Foreign Government Bonds (Cost $24,030,441)	24,368,702

10

			Market
	Face		Value
Currency	Value		(Note 2)

SHORT-TERM INVESTMENTS—0.9%

		Romania—0.6%
		Romania Treasury Bill
RON	17,000,000	Zero Coupon due 03/12/2008	6,696,026

		United States—0.3%
		Capital One Prime Auto Receivables Trust, Series 2007-1, Class A1
USD	1,084,953	5.344% due 06/15/2008(1)	1,084,953

		Ford Credit Auto Owner Trust, Series 2007-A, Class A1
USD	1,415,230	5.349% due 07/15/2008 † (1)	1,415,230

		Nissan Auto Lease Trust Series 2007-A, Class A1,
USD	504,626	5.330% due 08/15/2008 (1)	504,626

		Wachovia Auto Owner Trust, Series 2007-A, Class A1
USD	701,797	5.340% due 07/18/2008 (1)	701,797

			3,706,606

		Total Short-Term Investments (Cost $10,312,812)	10,402,632

MUNICIPAL OBLIGATIONS—0.2%

		United States—0.2%
		Duke University
USD	2,700,000	5.850% due 04/01/2037 (Cost $2,700,000) (1)	2,819,286

REPURCHASE AGREEMENT—17.3%

		United States—17.3%
USD	201,791,403	State Street Bank and Trust Repurchase Agreement, dated 01/31/2008, due 02/01/2008, with a maturity value of $201,800,371 and an effective yield of 1.60%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.084%-5.483%, maturities ranging from 12/01/2020-05/01/2035, and an aggregate market value of $205,830,479. (Cost $201,791,403)	201,791,403

		TOTAL INVESTMENTS — 121.0% (Cost $1,396,617,457)	1,408,518,307
		OTHER ASSETS AND LIABILITIES (NET) — (21.0%)	(244,774,760)
		TOTAL NET ASSETS — 100.0%	$1,163,743,547

Portfolio Footnotes:
Aggregate cost for federal income tax purposes was $1,396,647,112.

(1)	Callable
(2)	Variable rate security.

11

*

TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

GBP	—	British Pound Sterling
RON	—	Romanian Lei
USD	—	United States Dollar

12

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2008 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
12/01/2008	AED	417,000,000	11,461,923	11,629,756	$(167,833)
02/04/2008	AUD	14,942,460	13,334,652	13,733,700	(399,048)
02/13/2008	AUD	37,099,736	33,076,372	32,947,583	128,789
04/29/2008	AUD	16,923,456	14,957,606	14,730,000	227,606
02/06/2008	BRL	38,000,000	21,544,393	21,512,579	31,814
04/02/2008	BRL	9,580,500	5,384,203	5,355,226	28,977
02/27/2008	EUR	13,328,007	19,721,397	19,751,040	(29,643)
02/06/2008	HUF	3,248,000,000	18,612,309	18,535,037	77,272
02/04/2008	INR	475,000,000	12,063,492	12,057,369	6,123
02/08/2008	JPY	2,095,585,080	19,714,868	18,779,999	934,869
02/14/2008	JPY	2,356,931,500	22,183,065	21,570,685	612,380
02/19/2008	JPY	1,043,556,000	9,825,291	9,536,288	289,003
03/10/2008	JPY	710,822,250	6,701,710	6,450,001	251,709
03/31/2008	MYR	55,808,000	17,236,679	16,820,770	415,909
02/04/2008	NOK	52,170,965	9,587,960	9,700,000	(112,040)
02/05/2008	NZD	6,129,296	4,800,987	4,640,000	160,987
04/10/2008	NZD	7,600,000	5,894,638	5,780,636	114,002
07/02/2008	PEN	34,508,000	11,865,005	11,620,317	244,688

Net unrealized appreciation on forward foreign exchange contracts to buy					$2,815,564

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/04/2008	AUD	10,500,000	9,370,200	9,325,575	$(44,625)
02/13/2008	AUD	37,099,736	33,076,372	32,208,812	(867,560)
02/06/2008	BRL	17,500,000	9,921,760	9,289,240	(632,520)
02/27/2008	EUR	13,328,007	19,721,397	19,539,258	(182,139)
03/10/2008	GBP	11,130,417	22,080,489	22,349,905	269,416
02/06/2008	HUF	3,248,000,000	18,612,308	18,583,399	(28,909)
02/04/2008	INR	7,190,000	182,603	181,200	(1,403)
02/08/2008	JPY	2,095,585,080	19,714,868	19,190,235	(524,633)
02/14/2008	JPY	1,129,943,780	10,634,851	10,610,003	(24,848)
02/19/2008	JPY	1,043,556,000	9,825,291	9,500,000	(325,291)
03/10/2008	JPY	710,822,250	6,701,710	6,431,619	(270,091)
02/04/2008	NOK	52,170,965	9,587,960	9,484,423	(103,537)
02/05/2008	NZD	6,129,296	4,800,987	4,598,075	(202,912)
04/10/2008	NZD	7,600,000	5,894,638	5,790,744	(103,894)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(3,042,946)

Glossary of Currencies
AED	—	United Arab Emirates Dirham
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Nuevo Sol (Peruvian)

1

Julius Baer Funds

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
U.S. Government and Agency Obligations	41.9%	$487,338,097
Corporate Bonds	33.9	394,231,126
Asset Backed Securities	24.7	287,567,061
Foreign Government Bonds	2.1	24,368,702
Short Term Investments	0.9	10,402,632
Municipal Obligations	0.2	2,819,286
Cash & Cash Equivalents	17.3	201,791,403
Total Investments	121.0	1,408,518,307
Other Assets and Liabilities (Net)	(21.0)	(244,774,760)
Net Assets	100.0%	$1,163,743,547

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 2)

CORPORATE BONDS—61.3%
		United States—39.7%
		Advanced Medical Optics
USD	2,465,000	7.500% due 05/01/2017 (2)	2,095,249

		Alliant Techsystems
USD	2,600,000	6.750% due 04/01/2016 (2)	2,522,000

		Allison Transmission
USD	1,694,000	11.250% due 11/01/2015 † (2)	1,380,610

		Alpha Natural Resources
USD	2,615,000	10.000% due 06/01/2012 (2)	2,699,987

		American Airlines, Series 99-1
USD	1,600,000	7.324% due 10/15/2009	1,568,000

		Atlantic & Western, Series B
USD	850,000	10.979% due 01/09/2009 † (1)	859,010

		Calabash Re II, Series A1
USD	250,000	13.391% due 01/08/2010 † (1)	256,425

		Calpine Generating
USD	1,675,000	Zero Coupon due 04/01/2010 (2) (3)	71,187

		Carillon Ltd, Series A1
USD	330,000	14.991% due 01/08/2010 † (1)	341,121

		Cascadia Ltd
USD	640,000	8.271% due 06/13/2008 † (1)	640,256

		Case New Holland
USD	2,910,000	6.000% due 06/01/2009 (2)	2,917,275

		Chesapeake Energy
EUR	2,325,000	6.250% due 01/15/2017 (2)	3,175,609

		Choctaw Resort Development Enterprise
USD	1,226,000	7.250% due 11/15/2019 † (2)	1,164,700

		Church & Dwight
USD	1,090,000	6.000% due 12/15/2012 (2)	1,068,200

		Citigroup Capital XXI
USD	1,750,000	8.300% due 12/21/2057 (1) (2)	1,892,044

		CMS Energy
USD	2,300,000	8.500% due 04/15/2011 (2)	2,485,950

1

			Market
	Face		Value
Currency	Value		(Note 2)

		Community Health Systems
USD	2,245,000	8.875% due 07/15/2015 (2)	2,270,256

		Cooper-Standard Automotive
USD	2,100,000	7.000% due 12/15/2012 (2)	1,827,000

		Delphi Corp
USD	1,500,000	Zero Coupon due 06/15/2006 (2) (3)	592,500

		Dex Media
USD	300,000	8.000% due 11/15/2013 (2)	271,500

		Dex Media West, Series B
USD	338,000	9.875% due 08/15/2013 (2)	345,605

		Dresser-Rand Group
USD	3,066,000	7.375% due 11/01/2014 (2)	3,020,010

		Eurus Ltd
USD	645,000	9.556% due 04/08/2009 † (1)	662,641

		Fisher Scientific International
USD	1,580,000	6.750% due 08/15/2014 (2)	1,626,697

		Ford Motor
USD	1,540,000	7.125% due 11/15/2025	1,024,100
USD	1,500,000	7.450% due 07/16/2031	1,113,750
			2,137,850
		Ford Motor Credit
USD	1,000,000	7.375% due 02/01/2011	913,916

		Foundation Re, Series B
USD	1,100,000	6.855% due 01/06/2009 † (1)	1,085,480

		Freeport-McMoran Copper & Gold
USD	270,000	8.250% due 04/01/2015 (2)	283,838
USD	805,000	8.375% due 04/01/2017 (2)	857,325
			1,141,163
		General Motors
USD	3,550,000	8.375% due 07/15/2033 (2)	2,902,125

		Helix 04
USD	790,000	10.230% due 06/30/2009 † (1)	805,089

		Hertz Corp
USD	2,425,000	10.500% due 01/01/2016 (2)	2,343,156

		Hexcel Corp
USD	2,125,000	6.750% due 02/01/2015 (2)	2,061,250

2

			Market
	Face		Value
Currency	Value		(Note 2)

		IASIS Healthcare Capital
USD	2,470,000	8.750% due 06/15/2014 (2)	2,482,350

		Intcomex Inc
USD	2,115,000	11.750% due 01/15/2011 (2)	2,115,000

		Invacare Corp
USD	1,575,000	9.750% due 02/15/2015 (2)	1,598,625

		KAR Holdings
USD	1,620,000	8.750% due 05/01/2014 † (2)	1,449,900

		KB Home
USD	1,275,000	6.250% due 06/15/2015 (2)	1,166,625

		Koppers Holdings, Multi-Coupon
USD	1,491,000	Zero Coupon due 11/15/2014 (2)	1,267,350

		Level 3 Financing
USD	3,445,000	9.250% due 11/01/2014 (2)	2,979,925

		LVB Acquisition Merger
USD	2,050,000	10.000% due 10/15/2017 † (2)	2,121,750

		MacDermid Inc
USD	2,215,000	9.500% due 04/15/2017 † (2)	1,915,975

		Meritage Homes
USD	1,885,000	7.000% due 05/01/2014 (2)	1,385,475

		Mohegan Tribal Gaming Authority
USD	2,105,000	6.125% due 02/15/2013 (2)	1,983,963

		Mosaic Co, Muti-Coupon
USD	1,390,000	7.875% due 12/01/2016 † (2)	1,508,150

		Mystic Re, Series A
USD	550,000	11.381% due 12/05/2008 † (1)	552,283

		Nalco Co
EUR	1,060,000	7.750% due 11/15/2011 (2)	1,514,506

		Newmarket Corp
USD	2,335,000	7.125% due 12/15/2016 (2)	2,311,650

		NRG Energy
USD	3,151,000	7.375% due 02/01/2016 (2)	3,052,531

3

			Market
	Face		Value
Currency	Value		(Note 2)

		Redwood Capital X, Series D
USD	870,000	9.480% due 01/09/2009 † (1) (2)	871,262

		Serena Software
USD	2,550,000	10.375% due 03/15/2016 (2)	2,467,125

		Stanadyne Corp, Series I
USD	800,000	10.000% due 08/15/2014 (2)	724,000

		Sunguard Data Systems
USD	2,980,000	10.250% due 08/15/2015 (2)	2,994,900

		Tartan Capital, Series B
USD	675,000	7.646% due 01/07/2009 † (1)	672,671

		Verso Paper, Series B
USD	1,965,000	9.125% due 08/01/2014 (2)	1,915,875

		Vought Aircraft Industries
USD	3,590,000	8.000% due 07/15/2011 (2)	3,329,725

		WCA Waste
USD	1,625,000	9.250% due 06/15/2014 (2)	1,653,438

		Wesco Distribution
USD	500,000	7.500% due 10/15/2017 (2)	455,000

		Wynn Las Vegas Capital
USD	2,715,000	6.625% due 12/01/2014 † (2)	2,630,156

			96,264,071

		Brazil—4.6%
		Cia Energetica de Sao Paulo
USD	350,000	9.250% due 08/11/2013 †	378,875
BRL	7,320,000	9.750% due 01/15/2015 †	4,373,700
			4,752,575
		Cosan Finance
USD	2,155,000	7.000% due 02/01/2017 † (2)	2,031,087

		CSN Islands IX, Multi-Coupon
USD	350,000	10.500% due 01/15/2015 (2)	406,000

		ISA Capital do Brasil
USD	1,250,000	8.800% due 01/30/2017 † (2)	1,290,625

		Petrobras International Finance
USD	1,450,000	5.875% due 03/01/2018 (2)	1,460,341
USD	1,000,000	8.375% due 12/10/2018	1,200,000
			2,660,341
			11,140,628

4

			Market
	Face		Value
Currency	Value		(Note 2)

		Norway—3.5%
		Biofuel Energy
USD	2,900,000	10.000% due 06/07/2012 (2)	2,566,500

		Ocean RIG
USD	2,700,000	8.681% due 04/04/2011 † (1) (2)	2,686,500

		Sea Production
USD	3,400,000	9.120% due 02/14/2012 † (1) (2)	3,264,000

			8,517,000

		Russia—3.2%
		ALROSA Finance
USD	300,000	8.875% due 11/17/2014 †	325,500
USD	2,180,000	8.875% due 11/17/2014	2,348,950
			2,674,450
		Norilsk Nickel Finance
USD	560,000	7.125% due 09/30/2009	572,824

		Sibacademfinance (Ursabk)
USD	1,400,000	12.000% due 12/30/2011	1,365,000

		TMK Capital (OAO TMK)
USD	1,400,000	8.500% due 09/29/2009	1,446,108

		TNK-BP Finance
USD	1,025,000	7.500% due 07/18/2016 †	996,812
USD	890,000	6.625% due 03/20/2017 †	814,350
			1,811,162
			7,869,544
		United Kingdom—1.6%
		Global Crossing UK Finance
GBP	1,225,000	11.750% due 12/15/2014 (2)	2,447,476

		Royal Bank of Scotland, Multi-Coupon
USD	1,300,000	7.640% due 03/31/2049 (1) (2)	1,333,732

			3,781,208

		Netherlands—1.4%
		Sensata Technologies
USD	2,125,000	8.000% due 05/01/2014 (2)	1,923,125
EUR	1,130,000	9.000% due 05/01/2016 (2)	1,363,559
			3,286,684

5

			Market
	Face		Value
Currency	Value		(Note 2)

		Canada—1.2%
		Gerdau Ameristeel
USD	1,000,000	10.375% due 07/15/2011 (2)	1,057,500

		Shaw Communications
CAD	1,000,000	7.500% due 11/20/2013 (2)	1,063,311
CAD	860,000	5.700% due 03/02/2017	803,019
			1,866,330
			2,923,830
		Denmark—1.1%
		Nordic Telephone
EUR	1,900,000	8.250% due 05/01/2016 † (2)	2,686,549

		Spain—1.1%
		Ono Finance
EUR	2,155,000	10.500% due 05/15/2014 (2)	2,616,368

		Greece—0.9%
		Hellas Telecommunications
EUR	1,615,000	8.076% due 10/15/2012 (1) (2)	2,196,887

		France—0.7%
		Europcar Groupe
EUR	400,000	8.125% due 05/15/2014 (2)	426,413
EUR	1,200,000	8.125% due 05/15/2014 † (2)	1,279,238
			1,705,651
		Kazakhstan—0.6%
		KazakhGold Group
USD	1,605,000	9.375% due 11/06/2013 (2)	1,380,589

		Mexico—0.5%
		Axtel SAB de CV
USD	1,170,000	7.625% due 02/01/2017 † (2)	1,161,225

		Ireland—0.4%
		Osiris Capital, Series D3
USD	1,000,000	9.258% due 01/15/2010 † (1)	1,008,300

		Hungary—0.3%
		Invitel Holdings
EUR	617,739	12.826% due 04/15/2013 † (1) (2)	827,735

		Australia—0.2%
		Australis Ltd, Series 2
USD	495,000	8.528% due 03/24/2009 † (1)	496,609

		Japan—0.2%
		Akibare Ltd
USD	485,000	7.965% due 05/22/2012 † (1)	491,572

6

			Market
	Face		Value
Currency	Value		(Note 2)

		Ukraine—0.1%
		Rodovid Bank, Multi-Coupon
UAH	1,500,000	11.250% due 09/22/2009 (1)	292,859

		Total Corporate Bonds (Cost $154,594,274)	148,647,309

BANK LOANS—19.3%
		United States—15.8%
		ATP Oil & Gas
USD	2,367,961	7.870% due 04/14/2010	2,270,652

		Boston Generating
USD	432,721	5.070% due 12/20/2013	384,310
USD	2,057,500	7.080% due 12/20/2013	1,827,317
			2,211,627
		Carrizo Oil & Gas
USD	2,487,310	7.835% due 07/21/2010	2,313,198

		Covanta Energy
USD	1,090,764	4.600% due 02/10/2014	1,028,954
USD	2,198,998	6.570% due 02/10/2014	2,074,388
			3,103,342
		Delphi Corp
USD	1,000,000	7.380% due 07/01/2008 (3)	987,500

		Delta Air Lines
USD	2,743,108	8.080% due 04/30/2014	2,497,372

		Hawker Beechcraft
USD	415,532	4.730% due 03/28/2014	383,393
USD	4,874,003	6.830% due 03/28/2014	4,497,029
			4,880,422
		HBI Brand Apparel
USD	2,480,000	6.990% due 03/05/2014	2,460,366

		HCA Inc
USD	2,907,003	6.830% due 11/16/2012	2,678,775

		Helicon Cable
USD	2,150,000	7.900% due 07/05/2014	1,978,000

		NewPage Corp
USD	2,400,000	8.690% due 12/05/2014	2,337,334

		Progressive Moulded
USD	2,089,231	8.740% due 08/16/2011	1,757,565

		Spectrum Brands
USD	2,204,791	8.650% due 03/30/2013	2,051,558

7

			Market
	Face		Value
Currency	Value		(Note 2)

		TXU Corp
USD	19,950,000	8.400% due 10/10/2014	1,839,707

		Univision Communications
USD	4,175,034	5.490% due 09/29/2014	3,444,837

		W & T Offshore
USD	1,390,000	7.080% due 05/26/2010	1,376,100

			38,188,355

		Netherlands—1.8%
		UPC Broadband
EUR	4,930,398	6.300% due 12/31/2014	4,438,477

		Canada—1.7%
		Great Canadian Gaming
USD	4,215,106	6.390% due 02/13/2014	4,114,997

		Total Bank Loans (Cost $49,822,553)	46,741,829

FOREIGN GOVERNMENT BONDS—4.2%

		Brazil—1.7%
		Brazil Notas do Tesouro Nacional, Series F
BRL	4,980,000	10.000% due 01/01/2010	2,698,253
BRL	2,600,000	10.000% due 01/01/2012	1,349,685
			4,047,938
		Colombia—1.0%
		Colombia Government International Bond
COP	4,400,000,000	12.000% due 10/22/2015	2,436,407

		Mexico—0.9%
		Mexican Cetes, Series BI
MXN	24,300,000	Zero Coupon due 10/23/2008	2,126,111

		Turkey—0.6%
		Turkey Government Bond, Series CPI
TRY	1,700,000	10.000% due 02/15/2012	1,596,441

		Total Foreign Government Bonds (Cost $9,209,973)	10,206,897

COMMERCIAL PAPER—2.1%

		United States—2.1%
		Kraft Foods
USD	3,000,000	4.260% due 02/07/2008	2,997,870

8

			Market
	Face		Value
Currency	Value		(Note 2)

		United Healthcare
USD	2,000,000	4.500% due 02/19/2008 †	1,995,500
			4,993,370

		Total Commercial Paper (Cost $4,993,370)	4,993,370

INVESTMENT FUNDS—1.9%

		Canada—1.9%
CAD	32,660	ARC Energy Trust	724,014

CAD	31,860	Crescent Point Energy Trust	774,221

CAD	26,570	NAL Oil & Gas Trust	325,734

CAD	21,690	Newalta Income Fund	344,433

CAD	22,600	Penn West Energy Trust	605,013

CAD	60,450	Progress Energy Trust	701,513

CAD	18,990	Vermilion Energy Trust	642,292

CAD	27,320	Zargon Energy Trust	583,145
			4,700,365

		Total Investment Funds (Cost $4,996,923)	4,700,365

MUNICIPAL OBLIGATIONS—0.9%

		United States—0.9%
		Buckeye, OH, Tobacco Settlement Financing Authority
USD	2,250,000	5.875% due 06/01/2047 (Cost $2,184,450) (2)	2,177,843

STRUCTURED NOTES—0.5%

		Dominican Republic—0.3%
		Dominican Republic, Issued by Standard Bank,
USD	500,000	16.000% due 07/20/2009 (1)	496,797
USD	313,632	16.000% due 07/27/2009 (1)	305,866
			802,663
		Ukraine—0.2%
		Nadra Bank, Series B, Issued by ING Bank,
UAH	1,800,000	12.500% due 02/01/2008 †	355,591

		Total Structured Notes (Cost $1,169,332)	1,158,254

9

			Market
	Face		Value
Currency	Value		(Note 2)

SHORT-TERM INVESTMENTS—0.3%

		United States—0.3%
		Javelin Re Series B
USD	730,000	6.901% due 07/25/2008 † (1)	730,000

OPTIONS—0.3%

		United States—0.3%
		U.S. 5 Year Treasury Note (CBT), March 2008 Call, Expires 02/22/2008, Strike $111.
USD	300	Zero Coupon due 02/22/2008 (Cost $193,388)	656,250

COMMON STOCKS—0.2%

		United States—0.2%
USD	1,232,000	Federal Mogul - Escrow Shares	—
USD	28,233	Federal Mogul Class A	591,481
			591,481

		Total Common Stocks (Cost $1,040,431)	591,481

FOREIGN GOVERNMENT COMPENSATION NOTES—0.2%

		Bulgaria—0.2%
BGN	1,575,213	Bulgaria Registered Compensation Vouchers (Cost $570,983) * (4)	495,772

WARRANTS—0.0%

		Norway—0.0%
		Biofuel Energy
USD	136,474	Zero Coupon due 12/31/2009 (Cost $0)	—

REPURCHASE AGREEMENT—7.1%

		United States—7.1%
USD	17,101,511	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008, with a maturity value of $17,102,271 and an effective yield of 1.60%, collateralized by a U.S. Government Agency Obligation, with a rate of 4.586%, a maturity of 12/15/2034 and an aggregate market value of $17,444,346. (Cost $17,101,511)	17,101,511

		TOTAL INVESTMENTS — 98.3% (Cost $246,607,188)	238,200,881
		OTHER ASSETS AND LIABILITIES (NET) — 1.7%	4,187,897
		TOTAL NET ASSETS — 100.0%	$242,388,778

Portfolio Footnotes:
Aggregate cost for federal income tax purposes was $246,623,723.

10

(1)	Variable rate security.
(2)	Callable
(3)	Defaulted Security.
(4)	Illiquid security
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

BGN	—	Bulgarian Lev
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound Sterling
MXN	—	Mexican Nuevo Peso
TRY	—	New Turkish Lira
UAH	—	Ukraine Hryvna
USD	—	United States Dollar

11

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH INCOME FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2008 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
06/03/2008	AED	7,746,900	2,152,834	2,170,000	$(17,166)
02/06/2008	BRL	15,000,000	8,504,366	8,426,966	77,400
03/14/2008	CAD	903,006	894,760	884,000	10,760
02/04/2008	EUR	447,902	663,164	663,656	(492)
03/14/2008	EUR	414,391	612,875	616,200	(3,325)
02/01/2008	GBP	372,394	740,319	739,500	819
03/14/2008	GBP	117,000	232,045	238,891	(6,846)
03/14/2008	NZD	4,536,000	3,532,940	3,402,000	130,940

Net unrealized appreciation on forward foreign exchange contracts to buy					$192,090

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/06/2008	BRL	15,000,000	8,504,365	8,333,333	$(171,032)
03/04/2008	BRL	15,000,000	8,466,823	8,388,793	(78,030)
03/14/2008	CAD	6,524,000	6,464,422	6,450,337	(14,085)
03/14/2008	EUR	13,988,490	20,688,642	20,428,987	(259,655)
03/14/2008	GBP	1,316,940	2,611,881	2,659,638	47,757
03/14/2008	NZD	4,536,000	3,532,940	3,550,373	17,433

Net unrealized depreciation on forward foreign exchange contracts to sell					$(457,612)

Glossary of Currencies
AED	—	United Arab Emirates Dirham
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
NZD	—	New Zealand Dollar

1

Julius Baer Funds

Julius Baer Global High Income Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Corporate Bonds	61.3%	$148,647,309
Bank Loans	19.3	46,741,829
Foreign Government Bonds	4.2	10,206,897
Commercial Paper	2.1	4,993,370
Investment Funds	1.9	4,700,365
Municipal Obligations	0.9	2,177,843
Structured Notes	0.5	1,158,254
Short Term Investments	0.3	730,000
Options	0.3	656,250
Common Stock	0.2	591,481
Foreign Government Compensation Notes	0.2	495,772
Cash & Cash Equivalents	7.1	17,101,511	*
Total Investments	98.3	238,200,881
Other Assets and Liabilities (Net)	1.7	4,187,897	*
Net Assets	100.0%	$242,388,778

See Notes to Financial Statements.

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $(374,433) in market value for swaps, which is (0.15)% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MICROCAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—88.9%
Health Care Equipment & Services—14.4%
3,070	Abaxis Inc *	99,928
13,390	ADAM Inc *	97,479
1,920	Air Methods *	88,090
7,410	Kensey Nash *	201,181
6,090	Micrus Endovascular *	116,989
3,910	Regeneration Technologies *	31,280
4,450	SonoSite Inc *	154,993
6,890	Volcano Corp *	75,445
		865,385
Diversified Financials—12.6%
23,375	Epoch Holding	268,812
10,100	optionsXpress Holdings	273,912
11,440	Penson Worldwide *	110,854
9,940	TradeStation Group *	108,346
		761,924
Semiconductors & Semiconductor Equipment—11.1%
18,500	Exar Corp *	151,885
30,110	Micrel Inc	183,671
65,400	RF Micro Devices *	211,242
12,180	Rudolph Technologies *	124,845
		671,643
Banks—8.4%
5,020	Boston Private Financial	114,607
6,700	Home Bancshares	144,452
11,260	PFF Bancorp	140,863
5,150	Smithtown Bancorp	108,047
		507,969
Capital Goods—8.3%
6,650	Babcock & Brown Air Limited ADR	119,234
2,420	Columbus McKinnon *	61,879
2,070	Dynamic Materials	110,911
3,550	Kadant Inc *	93,826
3,730	RBC Bearings *	111,676
		497,526
Technology Hardware & Equipment—5.9%
7,260	Avocent Corp *	120,516
6,110	Cyberoptics Corp *	62,811
6,740	MasTec Inc *	56,279
11,560	Netezza Corp *	113,982
		353,588
Consumer Services—5.7%
32,314	Century Casinos *	152,199
19,720	Morton’s Restaurant *	144,548
5,970	Ruth’s Chris Steak House *	49,431
		346,178
Energy—5.7%
7,420	BPZ Resources *	95,718
2,170	Carrizo Oil & Gas *	105,636
1,580	Matrix Service *	28,472

1

15,480	Quest Resource *	114,707
		344,533
Household & Personal Products—4.1%
7,791	Inter Parfums	132,525
3,360	WD-40 Co	113,434
		245,959
Software & Services—3.9%
7,180	SPSS Inc *	237,299

Media—3.2%
4,610	Dolan Media *	104,186
13,100	Martha Stewart Living Omnimedia - Class A *	89,604
		193,790
Retailing—2.9%
6,250	bebe Stores	72,000
5,450	Zumiez Inc *	104,803
		176,803
Commercial Services & Supplies—1.5%
45,880	GlobalOptions Group *	91,760

Telecommunication Services—1.2%
2,070	Cbeyond Inc *	69,842

TOTAL COMMON STOCKS (Cost $6,152,334)		5,364,199

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—2.8%
Financial Services—2.8%
2,720	Ultra Financials ProShares	109,181
1,220	Ultra Semiconductor ProShares	59,951

TOTAL INVESTMENT FUNDS (Cost $184,969)		169,132

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—3.1%

182,911	USD	State Street Bank & Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008 with a maturity value of $182,919 and an effective yield of 1.60%, collateralized by a U.S. Government and Agency Obligation, with a rate of 5.327%, a maturity of 08/15/2036 and an agreggate market value of $190,531. (Cost $182,911)	182,911

TOTAL INVESTMENTS — 94.8% (Cost $6,520,214)			5,716,242
Other Assets and Liabilities (NET) — 5.2%			315,941
TOTAL NET ASSETS — 100.0%			$6,032,183

2

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,522,443.

Glossary of Currencies

USD	—	United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Microcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	22.9%	$1,379,073
Information Technology	21.9	1,322,480
Healthcare	14.3	865,387
Consumer Discretionary	11.9	716,772
Industrials	9.8	589,287
Energy	5.7	344,532
Consumer Staples	4.1	245,959
Telecommunications	1.1	69,842
Cash & Cash equivalents	3.1	182,911
Total Investments	94.8	5,716,242
Other Assets and Liabilities (Net)	5.2	315,941
Net Assets	100.0%	$6,032,183

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. SMALLCAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—94.2%
Banks—11.7%
6,140	Boston Private Financial	140,176
15,360	Colonial BancGroup	240,077
12,520	PFF Bancorp	156,625
8,040	Valley National	162,247
4,770	Webster Financial	161,751
		860,876
Health Care Equipment & Services—10.5%
7,140	Angiodynamics Inc *	144,728
3,370	ArthroCare Corp *	134,901
5,200	Cynosure Inc - Class A *	129,116
2,370	Healthways Inc *	133,431
3,610	Integra LifeSciences *	150,176
2,810	Psychiatric Solutions *	84,778
		777,130
Energy—10.4%
8,370	BPZ Resources *	107,973
1,940	Carrizo Oil & Gas *	94,439
1,000	Core Laboratories *	112,060
4,470	CVR Energy *	118,500
2,220	Frontier Oil	78,188
2,850	Holly Corp	137,997
2,440	USEC Inc *	19,642
7,570	Warren Resources *	96,290
		765,089
Consumer Services—10.4%
3,780	Bright Horizons Family Solutions *	160,915
6,040	Cedar Fair	132,276
19,720	Morton’s Restaurant *	144,548
3,560	Orient-Express Hotels	184,515
4,530	Sotheby’s	140,747
		763,001
Software & Services—8.3%
1,550	Equinix Inc *	117,072
3,660	Factset Research Systems	205,106
2,220	Micros Systems *	136,708
8,580	THQ Inc *	154,526
		613,412
Consumer Durables & Apparel—7.8%
8,400	Jarden Corp *	210,420
2,880	Lululemon Athletica *	97,603
5,460	Pool Corp	134,534
3,200	Under Armour *	128,800
		571,357
Semiconductors & Semiconductor Equipment—7.0%
19,110	Integrated Device Technology *	142,370
30,710	Micrel Inc	187,331
57,180	RF Micro Devices *	184,691
		514,392

1

Capital Goods—6.0%
4,710	Aecom Technology *	115,678
5,530	Babcock & Brown Air Limited ADR	99,153
4,600	Hexcel Corp *	100,418
2,290	Roper Industries	128,057
		443,306
Media—3.9%
4,320	Arbitron Inc	171,979
12,240	Lions Gate Entertainment *	116,035
		288,014
Diversified Financials—3.7%
4,920	optionsXpress Holdings	133,430
4,980	Raymond James Financial	139,888
		273,318
Materials—2.5%
2,770	Airgas Inc	128,528
500	CF Industries	53,465
		181,993
Automobiles & Components—2.4%
4,450	WABCO Holdings	179,736

Retailing—1.9%
3,760	Guess? Inc	140,286

Pharmaceuticals, Biotechnology—1.9%
1,550	Ventana Medical Systems *	138,028

Food & Staples Retailing—1.8%
5,630	United Natural Foods *	135,007

Technology Hardware & Equipment—1.5%
10,890	Netezza Corp *	107,375

Food, Beverage & Tobacco—1.3%
2,040	JM Smucker	95,431

Telecommunication Services—1.2%
9,340	PAETEC Holding *	88,823

TOTAL COMMON STOCKS (Cost $7,572,614)		6,936,574

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—2.7%
Financial Services—2.7%
3,100	Ultra Financials ProShares	124,434
1,490	Ultra Semiconductor ProShares	73,218

TOTAL INVESTMENT FUNDS (Cost $214,708)		197,652

2

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—0.8%

55,684	USD	State Street Bank & Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008 with a maturity value of $55,686 and an effective yield of 1.60%, collateralized by a U.S. Government and Agency Obligation, with a rate of 5.202%, a maturity of 08/01/2034 and an agreggate market value of $57,304. (Cost $55,684)	55,684

TOTAL INVESTMENTS — 97.7% (Cost $7,843,006)			7,189,910
Other Assets and Liabilities (NET) — 2.3%			170,858
TOTAL NET ASSETS — 100.0%			$7,360,768

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $7,848,549.

Glossary of Currencies

USD	— United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Smallcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Consumer Discretionary	26.4%	$1,942,393
Information Technology	17.8	1,308,397
Financials	17.1	1,258,629
Healthcare	12.4	915,157
Energy	10.4	765,090
Industrials	6.0	443,305
Consumer Staples	3.1	230,439
Materials	2.5	181,993
Telcommunications	1.2	88,823
Cash & Cash Equivalents	0.8	55,684
Total Investments	97.7	7,189,910
Other Assets and Liabilities (Net)	2.3	170,858
Net Assets	100.0%	$7,360,768

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MIDCAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—94.2%
Energy—13.6%
1,770	Forest Oil *	80,004
1,970	Frontier Oil	69,383
2,090	Holly Corp	101,198
2,920	Nexen Inc	83,278
2,530	Noble Corp	110,637
1,730	Quicksilver Resources *	98,229
3,890	SandRidge Energy *	118,373
1,790	Smith International	96,803
1,880	Ultra Petroleum *	129,513
		887,418
Diversified Financials—9.2%
900	IntercontinentalExchange Inc *	125,271
1,490	Nymex Holdings	169,696
5,690	Raymond James Financial	159,832
2,850	T Rowe Price	144,182
		598,981
Health Care Equipment & Services—8.9%
1,060	CR Bard	102,110
1,930	Express Scripts *	130,256
2,040	Gen-Probe Inc *	116,586
2,980	Zimmer Holdings *	232,768
		581,720
Capital Goods—7.5%
2,360	BE Aerospace *	91,120
680	Precision Castparts	77,384
3,780	Spirit AeroSystems - Class A *	104,404
850	Sunpower Corp - Class A *	58,726
2,750	Terex Corp *	161,150
		492,784
Banks—7.3%
14,020	Colonial BancGroup	219,133
4,290	Marshall & Ilsley	119,519
7,350	New York Community	136,342
		474,994
Consumer Services—6.2%
5,390	Cheesecake Factory *	117,772
3,250	Weight Watchers International	138,125
1,320	Wynn Resorts	151,774
		407,671
Software & Services—5.5%
6,060	Activision Inc *	156,772
280	Baidu.com Sponsored ADR *	78,386
2,160	Factset Research Systems	121,046
		356,204
Technology Hardware & Equipment—5.4%
1,320	Mettler Toledo International *	131,366
4,860	NCR Corp *	104,441
5,040	Teradata Corp *	119,952
		355,759

1

Retailing—5.0%
5,140	Guess? Inc	191,773
3,390	Tiffany & Co	134,888
		326,661
Commercial Services & Supplies—4.1%
4,910	Corrections Corp of America *	129,968
2,360	Stericycle Inc *	139,854
		269,822
Materials—3.6%
1,390	Agrium Inc	89,544
1,640	Air Products & Chemicals	147,059
		236,603
Pharmaceuticals, Biotechnology—3.4%
1,010	Allergan Inc	67,751
2,760	Celgene Corp *	154,864
		222,615
Semiconductors & Semiconductor Equipment—3.1%
10,430	Maxim Integrated Products	205,054

Consumer Durables & Apparel—2.4%
6,270	Jarden Corp *	157,063

Telecommunication Services—2.3%
3,570	NII Holdings *	152,296

Automobiles & Components—2.0%
3,180	WABCO Holdings	128,440

Food & Staples Retailing—1.9%
3,220	Whole Foods Market	126,997

Real Estate—1.8%
1,280	Boston Properties REIT	117,389

Household & Personal Products—1.0%
1,560	Estee Lauder - Class A	65,863

TOTAL COMMON STOCKS (Cost $6,380,532)		6,164,334

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—2.6%
Financial Services—2.6%
2,550	Ultra Financials ProShares	102,357
1,320	Ultra Semiconductor ProShares	64,865

TOTAL INVESTMENT FUNDS (Cost $184,111)		167,222

2

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—3.5%

230,172	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008, with a maturity value of $230,182, and an effective yield of 1.60%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.191%, a maturity of 05/01/2035, and an aggregate market value of $235,944. (Cost $230,172)	230,172

TOTAL INVESTMENTS — 100.3% (Cost $6,794,815)			6,561,728
Other Assets and Liabilities (NET) — (0.3%)			(17,588)
TOTAL NET ASSETS — 100.0%			$6,544,140

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,796,565.

Glossary of Currencies
USD	— United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Midcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	19.8%	$1,293,721
Consumer Discretionary	15.6	1,019,835
Information Technology	15.0	981,883
Energy	13.6	887,419
Healthcare	12.3	804,334
Industrials	11.7	762,605
Materials	3.6	236,603
Consumer Staples	2.9	192,860
Telecommunications	2.3	152,296
Cash & Cash Equivalents	3.5	230,172
Total Investments	100.3	6,561,728
Other Assets and Liabilities (Net)	(0.3)	(17,588)
Net Assets	100.0%	$6,544,140

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MULTICAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—96.6%
Diversified Financials—15.6%
2,720	American Express	133,634
640	Goldman Sachs	127,712
890	IntercontinentalExchange Inc *	123,879
2,440	Lehman Brothers	156,331
2,850	Merrill Lynch	160,455
1,500	Nymex Holdings	170,835
2,370	T Rowe Price	119,898
		992,744
Energy—12.3%
1,940	Carrizo Oil & Gas *	94,439
1,120	Devon Energy	95,256
2,020	Holly Corp	97,808
1,840	Marathon Oil	86,866
2,390	Noble Corp	104,515
1,780	Smith International	96,262
850	Suncor Energy	79,849
1,860	Ultra Petroleum *	128,135
		783,130
Capital Goods—9.5%
1,260	Boeing Co	104,807
1,760	Emerson Electric	89,373
840	Sunpower Corp - Class A *	58,036
2,840	Terex Corp *	166,424
2,570	United Technologies	188,432
		607,072
Health Care Equipment & Services—7.5%
1,050	CR Bard	101,147
2,960	Medco Health Solutions *	148,059
2,950	Zimmer Holdings *	230,425
		479,631
Software & Services—7.5%
4,510	Activision Inc *	116,674
280	Baidu.com Sponsored ADR *	78,386
270	Google Inc - Class A *	152,361
2,200	Nintendo Co Limited ADR	130,020
		477,441
Materials—6.4%
1,370	Agrium Inc	88,255
250	Monsanto Co	27,978
290	Potash Corporation of Saskatchewan	40,762
1,600	Praxair Inc	129,008
300	Rio Tinto Sponsored ADR	122,085
		408,088
Technology Hardware & Equipment—6.2%
840	Apple Inc *	113,702
4,040	EMC Corp *	63,953
4,900	Hewlett-Packard	214,228
		391,883

1

Consumer Services—5.2%
5,730	Cheesecake Factory *	125,201
3,340	Weight Watchers International	141,950
560	Wynn Resorts	64,389
		331,540
Banks—4.7%
9,590	Colonial BancGroup	149,892
4,390	Wells Fargo	148,953
		298,845
Retailing—4.0%
3,390	Guess? Inc	126,481
3,230	Tiffany & Co	128,522
		255,003
Pharmaceuticals, Biotechnology—3.9%
2,730	Celgene Corp *	153,180
1,390	Genentech Inc *	97,522
		250,702
Semiconductors & Semiconductor Equipment—3.2%
10,270	Maxim Integrated Products	201,908

Household & Personal Products—2.2%
2,140	Procter & Gamble	140,298

Telecommunication Services—2.1%
3,060	NII Holdings *	130,540

Food & Staples Retailing—2.0%
3,250	Whole Foods Market	128,180

Commercial Services & Supplies—1.8%
1,940	Stericycle Inc *	114,964

Transportation—1.5%
1,130	Burlington Northern Santa Fe	97,813

Media—1.0%
2,150	Walt Disney	64,156

TOTAL COMMON STOCKS (Cost $6,313,514)		6,153,938

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—2.6%
Financial Services—2.6%
2,540	Ultra Financials ProShares	101,956
1,310	Ultra Semiconductor ProShares	64,373

TOTAL INVESTMENT FUNDS (Cost $183,249)		166,329

2

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—2.1%

134,072	USD	State Street Bank & Trust Company Repurchase Agreement, dated 01/31/2008, due 02/01/2008 with a maturity value of $134,078 and an effective yield of 1.60%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.265%, a maturity of 04/01/2035 and an agreggate market value of $136,810. (Cost $134,072)	134,072

TOTAL INVESTMENTS — 101.3% (Cost $6,630,835)			6,454,339
Other Assets and Liabilities (NET) — (1.3%)			(84,862)
TOTAL NET ASSETS — 100.0%			$6,369,477

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,633,156.

Glossary of Currencies
USD	— United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Multicap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2008

(Percentage of Net Assets)

At January 31, 2008, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	21.9%	$1,393,544
Information Technology	17.8	1,135,606
Industrials	12.9	819,849
Energy	12.3	783,131
Healthcare	11.5	730,333
Consumer Discretionary	10.2	650,698
Materials	6.4	408,088
Consumer Staples	4.2	268,478
Telecommunications	2.0	130,540
Cash & Cash Equivalents	2.1	134,072
Total Investments	101.3	6,454,339
Other Assets and Liabilities (Net)	(1.3)	(84,862)
Net Assets	100.0%	$6,369,477

See Notes to Financial Statements.

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

a)  Portfolio valuation:  Each Fund’s investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (the “Board” and collectively, the “Boards”) or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board.  To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options, swaps, and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b)  Repurchase agreements:  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment advisor reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c)  Foreign currency:  The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d)  Forward foreign currency contracts:  Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.

e)  Financial Futures Contracts:  In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market.  To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Fund is also subject to the credit risk of the counterparty.  Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are listed on the Statement of Assets and Liabilities as Cash on deposit for broker.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts (see Note 5 for outstanding futures contracts at January 31, 2008).

f)  Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options. There were no written options at period ended January 31, 2008.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss.  When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. There were no purchased options for the period ended January 31, 2008.

All the funds except the Total Return Bond Fund may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.  When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.  When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

g)  Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. These Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment advisor believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment advisor. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and Liabilities.  Such risk involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

The International Equity Fund and Global High Income Fund engaged in swap transactions during the period ending January 31, 2008.

The International Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $9,961,396 at January 31, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread of 0.32% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $8,421,882 at January 31, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $10,007,785 at January 31, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread of 0.32% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $8,468,272 at January 31, 2008.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate 0.10%, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into euro at a specified foreign exchange rate. The value of the contract, which expires on February 1, 2009 is recorded as unrealized depreciation of $100,692 at January 31, 2008.

The Global High Income Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Credit Suisse International whereby this Fund will receive the notional $1,660,000 amount multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized depreciation for open swap contracts of $94,957 at January 31, 2008.

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional $1,000,000 amount multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized depreciation for open swap contracts of $56,114 at January 31, 2008.

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional amount of $2,000,000 multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of K. Hovnanian Enterprises, Inc., 6.500% due January 15, 2014. The value of the contract, which expires September 20, 2012 is unrealized depreciation for open swap contracts of $223,362 at January 31, 2008.

h)  Securities Lending: The Global Equity Fund, the International Equity Fund and the International Equity Fund II have established securities lending agreements with State Street Bank and Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Julius Baer Investment Management LLC (“JBIM” or “Advisor”) to be creditworthy, subject to certain limitations.  Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral.  These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

i)  Securities transactions and investment income:  Securities transactions are recorded as of the trade date.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method.  Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

j)  Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded.  The Fund is obligated to fund these commitments at the borrower’s discretion.  There was one unfunded commitment which amounted to $144,966 and had a market value of $893 at January 31, 2008.

2.  Net Unrealized Tax Appreciation/Depreciation

At January 31, 2008, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

		Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Global Equity Fund		$111,119,813	$3,868,592	$(9,083,275)	$(5,214,683)
International Equity Fund		16,676,981,863	5,838,836,010	(757,565,204)	5,081,270,806
International Equity Fund II		8,584,829,011	945,114,176	(398,854,305)	546,259,871
Total Return Bond Fund		1,396,647,112	14,621,556	(2,750,361)	11,871,195
Global High Income Fund		246,623,723	3,594,048	(12,016,890)	(8,422,842)
U.S. Microcap Fund		6,522,443	169,548	(975,749)	(806,201)
U.S. Smallcap Fund		7,848,549	164,502	(823,141)	(658,639)
U.S. Midcap Fund	.	6,796,565	305,374	(540,211)	(234,837)
U.S. Multicap Fund		6,633,156	329,957	(508,774)	(178,817)

3.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity Fund’s investments in securities of these issuers for the period ended January 31, 2008, is set forth below:

Affiliate	Shares Held January 31, 2008	Purchases (Cost)	Proceeds (Sales)	Dividend Income	Market Value January 31, 2008
Agora SA	4,274,721	$—	$2,557,954	—	$83,633,929
AIK Banka	412,158	—	—	—	68,690,536
Bank of Georgia GDR-Registered Shares	2,066,055	47,605,974	—	—	56,816,512
Biofarm Bucuresti	50,060,712	—	—	—	9,595,476
Cemacon SA	425,273	—	—	—	2,536,774
Clear Media	34,129,602	—	—	—	29,073,816
Compania Hoteliera Intercontinental	62,668,800	—	—	—	5,258,432
Condmag SA	11,250,200	—	—	—	4,921,249
Dafora SA	66,191,800	—	—	—	9,028,607
Dragon Ukrainian Properties & Developement	13,797,906	9,837,306	—	—	34,562,099
Impact Developer & Contractor	169,124,951	—	—	—	22,530,713
Komercni Banka	2,126,273	—	—	—	441,595,094
Kyivmedpreparat	115,161	—	—	—	5,300,773
Marine Farms	1,966,882	—	—	—	8,707,741
Medicilin AG	1,832,860	—	—	—	5,910,543
Nizhnovenergo	280,563	35,134,750	56,616	—	33,106,434
Pskovenergo	5,569,104	7,239,835	—	—	7,643,595
Royal UNIBREW	376,560	—	—	—	35,560,864
Sparki Eltos Lovetch	1,425,011	17,456,168	—	—	13,486,249
Tigar AD	130,820	—	—	—	3,730,341
Toza Markovic	78,160	—	—	—	4,625,681
Ukrinbank	1,153,346,022	—	—	—	9,113,763
Veropharm	645,906	—	—	—	30,615,944

4. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

5. Financial Futures Contracts

The following financial futures contracts were outstanding as of January 31, 2008:

Expiration Date	Contracts	Description	Position	Notional Current Market Value	Net Unrealized Appreciation (Depreciation)
Global Equity Fund:

03/08	2	DAX Index	Long	$511,584	$3,716
03/08	9	FIN FUT DJ EURO STOXX50	Long	509,030	613
03/08	4	FTSE 100 Index	Long	467,100	2,258
*02/08	3	TAIEX	Long	139,229	(19,660)
*03/08	1	KOSPI2 Index	Long	110,128	(15,290)
*02/08	7	BANKING & INSURANCE	Long	214,605	(21,080)
*03/08	(1)	KOSPI2 Index	Short	(110,128)	8,623
					$(40,820)

Expiration Date	Contracts	Description	Position	Notional Current Market Value	Net Unrealized Appreciation (Depreciation)
International Equity Fund:

02/08	990	CAC40 10 EURO	Long	$71,523,418	$90,542
03/08	1009	DAX Index	Long	258,094,287	(4,451,060)
03/08	1416	S&P/TSE 60 Index	Long	217,582,543	(1,507,942)
03/08	164	TOPIX Index	Long	20,761,251	(3,147,493)
03/08	4969	FIN FUT DJ EURO STOXX50	Long	281,041,274	1,628,782
03/08	882	SPI 200	Long	110,685,488	(11,928,005)
03/08	514	FTSE 100 Index	Long	60,022,412	274,139
*02/08	2206	TAIEX	Long	102,379,416	(12,725,842)
*03/08	355	KOSPI2 Index	Long	39,095,508	(5,427,909)
*02/08	2542	BANKING & INSURANCE	Long	77,932,062	(7,690,200)
*03/08	(355)	KOSPI2 Index	Short	(39,095,508)	3,061,332
					$(41,823,656)

Expiration Date	Contracts	Description	Position	Notional Current Market Value	Net Unrealized Appreciation (Depreciation)
International Equity Fund II:

02/08	509	CAC40 10 EURO	Long	$36,773,151	$(666,864)
03/08	419	DAX Index	Long	107,176,914	(2,444,098)
03/08	570	S&P/TSE 60 Index	Long	87,586,193	(606,565)

03/08	230	TOPIX Index	Long	29,116,388	(2,272,900)
03/08	4827	FIN FUT DJ EURO STOXX50	Long	273,009,907	(14,168,134)
03/08	381	SPI 200	Long	47,813,119	(4,647,866)
03/08	300	FTSE 100 Index	Long	35,032,536	(712,323)
* 03/08	165	KOSPI2 Index	Long	18,171,152	(2,522,831)
* 02/08	724	TAIEX	Long	33,600,497	(4,612,298)
* 02/08	1151	BANKING & INSURANCE	Long	35,287,098	(3,482,131)
* 03/08	(165)	KOSPI2 Index	Short	(18,171,152)	1,422,873
					$(34,713,137)

* Swap transaction on futures indexes for each of the respective funds’ with a counterparty of Merrill Lynch.  The unrealized appreciation for the swap transactions on futures indexes are reflected in the unrealized financial futures amount in the Statement of Operations.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the Registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Investment Funds

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)

Date:	03/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig M. Giunta
Craig M. Giunta
Chief Financial Officer (Principal Financial Officer)
Date:	03/28/2008

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)
Date:	03/28/2008